UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23024

Pacer Funds Trust
 (Exact name of registrant as specified in charter)

16 Industrial Blvd., Suite 201
Paoli, PA 19301
(Address of principal executive offices) (Zip code)

Joe M. Thomson
16 Industrial Blvd., Suite 201
Paoli, PA 19301
 (Name and address of agent for service)

(610)-664-8100
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.
Pacer Trendpilot 100 ETF
Schedule of Investments
July 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.9%
Airlines - 0.4%
American Airlines Group, Inc.	6,695	$337,696
Auto Manufacturers - 1.1%
PACCAR, Inc.	4,774	326,780
Tesla Motors, Inc. (a)	2,233	722,309
		1,049,089
Beverages - 0.4%
Monster Beverage Corp. (a)	7,677	404,962
Biotechnology - 8.6%
Alexion Pharmaceuticals, Inc. (a)	3,052	419,162
Amgen, Inc.	9,998	1,744,751
Biogen, Inc. (a)	2,884	835,178
BioMarin Pharmaceutical, Inc. (a)	2,372	208,096
Celgene Corp. (a)	10,615	1,437,377
Gilead Sciences, Inc.	17,763	1,351,587
Illumina, Inc. (a)	1,970	342,484
Incyte Corp. (a)	2,783	370,946
Regeneron Pharmaceuticals, Inc. (a)	1,420	698,100
Vertex Pharmaceuticals, Inc. (a)	3,361	510,267
		7,917,948
Commercial Services - 2.3%
Automatic Data Processing, Inc.	6,057	720,238
Cintas Corp.	1,405	189,464
PayPal Holdings, Inc. (a)	16,328	956,004
Verisk Analytics, Inc. (a)	2,250	196,335
		2,062,041
Computers - 12.9%
Apple, Inc.	70,875	10,541,239
Check Point Software Technologies Ltd. (a)	2,292	242,448
Cognizant Technology Solutions Corp. - Class A	8,006	554,976
Seagate Technology PLC	3,996	131,708
Western Digital Corp.	3,959	336,990
		11,807,361
Distribution/Wholesale - 0.2%
Fastenal Co.	3,874	166,427
Food - 2.6%
Mondelez International, Inc. - Class A	20,626	907,956
The Kraft Heinz Co.	16,552	1,447,638
		2,355,594
Healthcare-Products - 1.3%
DENTSPLY SIRONA, Inc.	3,137	194,588
Henry Schein, Inc. (a)	1,091	198,791
Hologic, Inc. (a)	3,741	165,390
IDEXX Laboratories, Inc. (a)	1,189	197,921
Intuitive Surgical, Inc. (a)	502	471,006
		1,227,696
Internet - 27.9%
Alphabet, Inc. - Class A (a)	4,045	3,824,547
Alphabet, Inc. - Class C (a)	4,716	4,388,238
Amazon.com, Inc. (a)	6,497	6,417,607
Baidu, Inc. - ADR (a)	3,755	849,944
Ctrip.com International Ltd. - ADR (a)	6,058	361,844
eBay, Inc. (a)	14,698	525,160
Expedia, Inc.	1,851	289,626
Facebook, Inc. - Class A (a)	32,146	5,440,710
JD.com, Inc. - ADR (a)	12,468	563,180
Liberty Ventures (a)	1,093	66,214
MercadoLibre, Inc.	600	173,052
Netflix, Inc. (a)	5,859	1,064,346
Symantec Corp.	8,364	259,200
The Priceline Group, Inc. (a)	668	1,355,038
		25,578,706
Leisure Time - 0.2%
Norwegian Cruise Line Holdings Ltd. (a)	3,044	167,633
Lodging - 0.8%
Marriott International, Inc. - Class A	5,150	536,578
Wynn Resorts Ltd.	1,391	179,912
		716,490
Media - 6.6%
Charter Communications, Inc. - Class A (a)	3,632	1,423,417
Comcast Corp. - Class A	64,346	2,602,796
Discovery Communications, Inc. - Class A (a)	2,024	49,790
Discovery Communications, Inc. - Class C (a)	3,193	73,854
DISH Network Corp. - Class A (a)	3,030	194,011
Liberty Global PLC - Class A (a)	3,224	109,165
Liberty Global PLC - Class C (a)	8,278	271,270
Liberty Global PLC LiLAC - Class A (a)	678	17,438
Liberty Global PLC LiLAC - Class C (a)	1,631	41,623
Sirius XM Holdings, Inc.	63,752	373,587
Twenty First Century Fox, Inc. - Class B	10,856	311,458
Twenty-First Century Fox, Inc. - Class A	14,227	414,006
Viacom, Inc. - Class B	4,790	167,267
		6,049,682
Pharmaceuticals - 1.1%
Express Scripts Holding Co. (a)	8,068	505,380
Mylan NV (a)	7,191	280,377
Shire PLC - ADR	1,065	178,430
		964,187

Retail - 4.8%
Costco Wholesale Corp.		5,966	945,671
Dollar Tree, Inc. (a)		3,218	231,953
Liberty Interactive Corp. QVC Group - Class A (a)		5,748	137,607
O'Reilly Automotive, Inc. (a)		1,242	253,741
Ross Stores, Inc.		5,326	294,634
Starbucks Corp.		19,701	1,063,460
Tractor Supply Co.		1,783	100,062
Ulta Salon Cosmetics & Fragrance, Inc. (a)		840	211,016
Walgreens Boots Alliance, Inc.		14,695	1,185,446
			4,423,590
Semiconductors - 10.9%
Analog Devices, Inc.		4,990	394,260
Applied Materials, Inc.		14,574	645,774
Broadcom Ltd.		5,457	1,346,024
Intel Corp.		64,013	2,270,541
KLA-Tencor Corp.		2,101	194,616
Lam Research Corp.		2,183	348,101
Maxim Integrated Products, Inc.		3,804	172,854
Microchip Technology, Inc.		3,118	249,565
Micron Technology, Inc. (a)		14,920	419,550
NVIDIA Corp.		8,089	1,314,543
QUALCOMM, Inc.		20,083	1,068,215
Skyworks Solutions, Inc.		2,497	261,860
Texas Instruments, Inc.		13,517	1,100,013
Xilinx, Inc.		3,400	215,084
			10,001,000
Software - 13.4%
Activision Blizzard, Inc.		10,245	632,936
Adobe Systems, Inc. (a)		6,725	985,145
Akamai Technologies, Inc. (a)		2,351	110,826
Autodesk, Inc. (a)		3,013	333,810
CA, Inc.		5,591	173,545
Cerner Corp. (a)		4,517	290,759
Citrix Systems, Inc. (a)		2,085	164,673
Electronic Arts, Inc. (a)		4,215	492,059
Fiserv, Inc. (a)		2,911	374,064
Intuit, Inc.		3,483	477,902
Microsoft Corp.		104,951	7,629,938
NetEase, Inc. - ADR		1,027	319,685
Paychex, Inc.		4,820	278,837
			12,264,179
Telecommunications - 3.3%
Cisco Systems, Inc.		67,969	2,137,625
T-Mobile US, Inc. (a)		11,294	696,388
Vodafone Group PLC - ADR		5,789	171,818
			3,005,831
Toys/Games/Hobbies - 0.3%
Hasbro, Inc.		1,671	176,926
Mattel, Inc.		4,564	91,371
			268,297
Transportation - 0.8%
CSX Corp.		12,568	620,105
JB Hunt Trasport Services, Inc.		1,512	137,154
			757,259
TOTAL COMMON STOCKS (Cost $75,160,700)			91,525,668

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
STIT-Government & Agency Portfolio, Institutional Class, 0.920% (b)		83,912	83,912
TOTAL SHORT-TERM INVESTMENTS (Cost $83,912)			83,912

Total Investments (Cost $75,244,612) - 100.0%			91,609,580
Liabilities in Excess of Other Assets - 0.0% (c)			(30,832)
TOTAL NET ASSETS - 100.0%			$91,578,748

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of July 31, 2017.
(c)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments		$75,244,612
Gross unrealized appreciation		17,069,029
Gross unrealized depreciation		(704,061)
Net unrealized appreciation		$16,364,968

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot 450 ETF
Schedule of Investments
July 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 86.8%
Aerospace/Defense - 1.1%
Curtiss-Wright Corp.	5,295	$510,544
HEICO Corp. - Class A	7,287	517,741
Orbital ATK, Inc.	7,961	813,455
Spirit AeroSystems Holdings, Inc. - Class A	17,915	1,082,604
Teledyne Technologies, Inc. (a)	4,013	547,132
		3,471,476
Agriculture - 0.1%
Vector Group Ltd.	15,132	304,607
Airlines - 0.4%
JetBlue Airways Corp. (a)	39,484	865,884
Spirit Airlines, Inc. (a)	9,480	368,298
		1,234,182
Apparel - 0.4%
Carter's, Inc.	6,270	543,797
Columbia Sportswear Co.	5,397	326,950
Skechers U.S.A, Inc. - Class A (a)	16,105	452,390
		1,323,137
Auto Parts & Equipment - 0.9%
Adient PLC - ADR	15,568	1,019,237
Allison Transmission Holdings, Inc.	17,685	668,493
Tenneco, Inc.	6,680	369,404
WABCO Holdings, Inc. (a)	6,835	940,291
		2,997,425
Banks - 5.4%
Associated Banc-Corp.	19,239	460,774
Bank of Hawaii Corp.	5,595	468,134
Bank of the Ozarks, Inc.	18,030	777,994
BankUnited, Inc.	14,910	513,202
BOK Financial Corp.	4,238	360,527
Chemical Financial Corp.	9,587	461,998
Commerce Bancshares, Inc.	13,154	763,458
Cullen Frost Bankers, Inc.	7,545	684,935
East West Bancorp, Inc.	18,699	1,065,469
First Citizens BancShares, Inc. - Class A	1,156	425,431
First Hawaiian, Inc.	3,642	107,439
First Horizon National Corp.	27,209	474,253
Hancock Holding Co.	11,348	522,008
Home BancShares, Inc.	17,635	437,348
IBERIABANK Corp.	7,175	580,099
MB Financial, Inc.	11,805	482,825
PacWest Bancorp	14,838	712,521
Popular, Inc.	13,223	557,217
Prosperity Bancshares, Inc.	9,580	614,078
Signature Bank (a)	7,135	988,768
Synovus Financial Corp.	17,085	742,856
Texas Capital Bancshares, Inc. (a)	6,179	484,125
UMB Financial Corp.	4,980	346,907
Umpqua Holdings Corp.	27,236	504,955
United Bankshares, Inc.	13,986	482,517
Webster Financial Corp.	11,181	580,629
Western Alliance Bancorp (a)	15,067	759,075
Wintrust Financial Corp.	7,680	578,381
Zions Bancorp	28,056	1,271,498
		17,209,421
Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (a)	10,487	867,694
Bio-Rad Laboratories, Inc. - Class A (a)	2,949	694,873
Bioverativ, Inc. (a)	14,017	868,633
Charles River Laboratories International, Inc. (a)	6,452	633,586
Exelixis, Inc. (a)	35,479	961,836
Intercept Pharmaceuticals, Inc. (a)	1,915	224,304
Intrexon Corp. (a)	9,540	205,969
Ionis Pharmaceuticals, Inc. (a)	12,362	647,769
Kite Pharma, Inc. (a)	6,013	651,869
Seattle Genetics, Inc. (a)	15,893	802,597
The Medicines Co. (a)	6,952	267,304
Ultragenyx Pharmaceutical, Inc. (a)	3,495	231,788
United Therapeutics Corp. (a)	5,469	702,220
		7,760,442
Building Materials - 0.9%
Eagle Materials, Inc.	6,360	598,476
Lennox International, Inc.	5,600	957,600
Owens Corning	15,540	1,041,957
USG Corp. (a)	15,265	412,766
		3,010,799

Chemicals - 3.1%
Ashland Global Holdings, Inc.	7,963	517,356
Axalta Coating Systems Ltd. (a)	11,581	364,801
Cabot Corp.	8,510	462,348
FMC Corp.	20,038	1,530,502
Huntsman Corp.	33,066	880,217
NewMarket Corp.	907	417,320
Olin Corp.	20,674	609,469
PolyOne Corp.	11,008	402,673
RPM International, Inc.	16,426	852,017
Sensient Technologies Corp.	6,055	450,250
The Chemours Co.	22,069	1,050,705
Univar, Inc. (a)	13,745	426,645
Valvoline, Inc.	33,986	770,463
Westlake Chemical Corp.	6,219	437,569
WR Grace & Co.	8,861	611,055
		9,783,390
Coal - 0.2%
CONSOL Energy, Inc. (a)	33,644	563,873
Commercial Services - 5.8%
AMERCO	1,572	610,816
Avis Budget Group, Inc. (a)	9,519	292,995
Booz Allen Hamilton Holding Corp.	21,879	750,450
Bright Horizons Family Solutions, Inc. (a)	6,849	541,139
CoreLogic, Inc. (a)	9,986	454,862
CoStar Group, Inc. (a)	4,731	1,303,627
Deluxe Corp.	6,611	477,314
Euronet Worldwide, Inc. (a)	7,299	705,156
Gartner, Inc. (a)	12,777	1,639,545
Graham Holdings Co. - Class B	597	353,663
H&R Block, Inc.	25,476	777,018
KAR Auction Services, Inc.	17,092	718,548
Live Nation Entertainment, Inc. (a)	20,842	776,781
ManpowerGroup, Inc.	9,273	993,602
MarketAxess Holdings, Inc.	4,881	990,306
Morningstar, Inc.	2,387	197,095
PAREXEL International Corp. (a)	6,915	605,201
Quanta Services, Inc. (a)	21,485	724,689
Robert Half International, Inc.	19,766	894,411
Rollins, Inc.	16,843	731,155
Sabre Corp.	26,804	593,173
Service Corp. International	24,677	857,032
ServiceMaster Global Holdings, Inc. (a)	17,370	763,585
Square, Inc. - Class A (a)	7,463	196,650
TransUnion (a)	16,687	764,765
WEX, Inc. (a)	5,554	603,609
		18,317,187
Computers - 3.4%
Brocade Communications Systems, Inc.	57,236	722,891
CSRA, Inc.	18,176	592,719
DST Systems, Inc.	9,042	496,406
DXC Technology Co.	45,495	3,565,898
EPAM Systems, Inc. (a)	6,634	570,060
Fortinet, Inc. (a)	20,469	755,511
Genpact Ltd.	17,296	501,584
Leidos Holdings, Inc.	21,232	1,134,638
MAXIMUS, Inc.	8,928	538,894
NCR Corp. (a)	16,514	625,055
NetScout Systems, Inc. (a)	11,221	387,124
Science Applications International Corp.	5,809	409,012
Teradata Corp. (a)	19,026	605,407
		10,905,199
Cosmetics/Personal Care - 0.2%
Edgewell Personal Care Co. (a)	7,346	530,381
Distribution/Wholesale - 0.7%
HD Supply Holdings, Inc. (a)	27,044	878,659
Pool Corp.	5,822	629,475
Watsco, Inc.	3,736	563,277
WESCO International, Inc. (a)	5,755	294,944
		2,366,355
Diversified Finan Serv - 2.6%
Air Lease Corp.	12,375	489,803
CBOE Holdings, Inc.	13,035	1,232,199
Credit Acceptance Corp. (a)	2,223	553,749
E*TRADE Financial Corp. (a)	42,012	1,722,492
Eaton Vance Corp.	16,270	798,694
Ellie Mae, Inc. (a)	3,394	296,025
Federated Investors, Inc. - Class B	12,786	368,620
Legg Mason, Inc.	10,995	439,910
LPL Financial Holdings, Inc.	10,503	480,617
Navient Corp.	32,423	478,239

OneMain Holdings, Inc. (a)	7,462	199,534
Santander Consumer USA Holdings, Inc. (a)	18,267	234,000
SLM Corp. (a)	47,273	523,785
Stifel Financial Corp. (a)	9,445	480,278
		8,297,945
Electric - 2.4%
Black Hills Corp.	6,890	479,957
Calpine Corp. (a)	40,402	580,981
Great Plains Energy, Inc.	29,717	917,067
Hawaiian Electric Industries, Inc.	15,329	505,704
IDACORP, Inc.	5,728	494,670
MDU Resources Group, Inc.	23,693	624,310
NorthWestern Corp.	5,959	344,371
NRG Energy, Inc.	38,873	957,053
OGE Energy Corp.	27,257	977,436
Portland General Electric Co.	12,591	562,692
Vistra Energy Corp.	10,138	166,567
Westar Energy, Inc.	19,757	1,002,668
		7,613,476
Electrical Components & Equipment - 0.9%
Belden, Inc.	5,405	388,836
Energizer Holdings, Inc.	9,542	439,600
Hubbell, Inc.	7,289	865,860
Littelfuse, Inc.	3,129	563,783
Universal Display Corp.	5,288	637,733
		2,895,812
Electronics - 3.0%
Arrow Electronics, Inc. (a)	11,366	923,942
Avnet, Inc.	17,616	676,102
Coherent, Inc. (a)	3,394	899,410
FLIR Systems, Inc.	20,377	760,470
Gentex Corp.	40,518	689,616
Jabil, Inc.	19,692	600,606
Keysight Technologies, Inc. (a)	23,021	957,443
National Instruments Corp.	13,997	575,837
PerkinElmer, Inc.	13,531	890,746
SYNNEX Corp.	2,925	347,841
Tech Data Corp. (a)	4,435	454,144
Trimble, Inc. (a)	32,360	1,211,235
Woodward, Inc.	7,918	553,785
		9,541,177
Energy-Alternate Sources - 0.2%
First Solar, Inc. (a)	10,399	512,775
Engineering & Construction - 0.9%
AECOM (a)	16,565	528,424
EMCOR Group, Inc.	7,578	511,515
Fluor Corp.	19,744	857,482
Jacobs Engineering Group, Inc.	15,606	822,748
		2,720,169
Entertainment - 1.4%
AMC Entertainment Holdings, Inc.	5,759	117,484
Cinemark Holdings, Inc.	12,958	504,066
Dolby Laboratories, Inc. - Class A	8,141	421,297
Lions Gate Entertainment Corp. - Class B (a)	29,015	798,203
Lions Gate Entertainment Corp. - Class A (a)	1	29
Madison Square Garden Co. - Class A (a)	2,934	644,658
Regal Entertainment Group - Class A	10,793	205,283
Six Flags Entertainment Corp.	11,140	633,532
Vail Resorts, Inc.	4,852	1,022,607
		4,347,159
Environmental Control - 0.1%
Clean Harbors, Inc. (a)	6,815	387,092
Food - 2.0%
B&G Foods, Inc.	7,840	284,200
Blue Buffalo Pet Products, Inc. (a)	16,355	365,861
Flowers Foods, Inc.	29,716	522,704
Hain Celestial Group, Inc. (a)	13,584	607,341
Lamb Weston Holdings, Inc.	20,632	907,395
Lancaster Colony Corp.	2,630	322,491
Pilgrim's Pride Corp. (a)	9,088	220,748
Pinnacle Foods, Inc.	15,379	913,205
Post Holdings, Inc. (a)	8,697	723,590
Seaboard Corp.	35	149,625
Snyder's-Lance, Inc.	12,470	433,831
TreeHouse Foods, Inc. (a)	5,865	497,528
US Foods Holding Corp. (a)	13,663	384,614
		6,333,133
Gas - 2.3%
Atmos Energy Corp.	14,477	1,256,025
National Fuel Gas Co.	12,023	711,882
New Jersey Resources Corp.	11,318	477,054
NiSource, Inc.	41,924	1,092,539

ONE Gas, Inc.	6,271	456,403
Southwest Gas Holdings, Inc.	6,166	493,897
Spire, Inc.	6,416	465,802
UGI Corp.	23,535	1,187,811
Vectren Corp.	11,568	695,352
WGL Holdings, Inc.	7,009	600,811
		7,437,576
Hand/Machine Tools - 0.3%
Lincoln Electric Holdings, Inc.	7,721	673,734
Regal Beloit Corp.	5,108	425,752
		1,099,486
Healthcare-Products - 2.9%
ABIOMED, Inc. (a)	5,401	799,834
Alere, Inc. (a)	12,440	626,852
Align Technology, Inc. (a)	10,276	1,718,455
Bio-Techne Corp.	4,466	517,654
Bruker Corp.	10,896	312,497
Cantel Medical Corp.	4,242	314,756
Hill-Rom Holdings, Inc.	8,521	634,985
Integra LifeSciences Holdings Corp. (a)	6,410	318,321
Masimo Corp. (a)	6,123	579,236
NuVasive, Inc. (a)	6,400	421,056
OPKO Health, Inc. (a)	59,590	384,356
Patterson Cos., Inc.	11,135	464,552
Teleflex, Inc.	4,931	1,021,802
VWR Corp. (a)	13,129	433,257
West Pharmaceutical Services, Inc.	8,064	715,277
		9,262,890
Healthcare-Services - 1.0%
Acadia Healthcare Co., Inc. (a)	10,653	563,863
Envision Healthcare Corp. (a)	14,844	837,647
HealthSouth Corp.	12,198	519,147
Molina Healthcare, Inc. (a)	5,775	385,770
WellCare Health Plans, Inc. (a)	5,616	993,976
		3,300,403
Holding Companies-Divers - 0.6%
HRG Group, Inc. (a)	23,664	392,112
Leucadia National Corp.	52,797	1,374,306
		1,766,418
Home Builders - 1.3%
CalAtlantic Group, Inc.	8,191	287,504
NVR, Inc. (a)	520	1,357,429
PulteGroup, Inc.	40,891	998,558
Thor Industries, Inc.	7,485	788,545
Toll Brothers, Inc.	20,687	798,311
		4,230,347
Home Furnishings - 0.3%
Leggett & Platt, Inc.	18,002	867,336
Household Products/Wares - 0.4%
Avery Dennison Corp.	13,247	1,231,044
Housewares - 0.6%
Scotts Miracle-Gro Co. - Class A	5,449	523,049
Toro Co.	13,765	978,554
Tupperware Brands Corp.	6,407	388,969
		1,890,572
Insurance - 5.0%
American Financial Group, Inc.	10,270	1,041,378
American National Insurance Co.	3,226	383,894
AmTrust Financial Services, Inc.	13,090	209,440
Aspen Insurance Holdings Ltd.	8,416	410,701
Assurant, Inc.	6,918	728,258
Assured Guaranty Ltd.	18,107	814,996
Axis Capital Holdings Ltd.	9,700	626,426
Brown & Brown, Inc.	16,828	750,529
CNO Financial Group, Inc.	23,341	534,042
Erie Indemnity Co. - Class A	3,228	411,441
First American Financial Corp.	13,774	666,799
Hanover Insurance Group, Inc.	5,948	564,227
Mercury General Corp.	3,398	203,506
MGIC Investment Corp. (a)	52,958	618,020
Old Republic International Corp.	34,603	678,911
Primerica, Inc.	5,068	410,761
Radian Group, Inc.	29,418	512,462
Reinsurance Group of America, Inc.	8,918	1,250,304
RenaissanceRe Holdings Ltd.	5,079	746,156
Torchmark Corp.	16,340	1,290,370
Validus Holdings Ltd.	12,103	651,020
Voya Financial, Inc.	28,429	1,115,554
White Mountains Insurance Group Ltd.	739	638,939
WR Berkley Corp.	11,971	825,640
		16,083,774

Internet - 2.0%
Cars.com, Inc. (a)	10,577	257,021
CDW Corp.	20,315	1,288,580
GoDaddy, Inc. - Class A (a)	806	34,642
GrubHub, Inc. (a)	8,451	389,845
IAC InterActiveCorp. (a)	10,459	1,094,325
Liberty Ventures (a)	9,172	555,640
Match Group, Inc. (a)	23,194	423,291
Pandora Media, Inc. (a)	33,418	299,091
Proofpoint, Inc. (a)	6,395	545,110
TripAdvisor, Inc. (a)	14,722	574,452
Wayfair, Inc. - Class A (a)	5,041	384,880
Zillow Group, Inc. - Class C (a)	13,457	607,718
		6,454,595
Iron/Steel - 0.8%
Reliance Steel & Aluminum Co.	10,156	734,888
Steel Dynamics, Inc.	33,210	1,175,966
United States Steel Corp.	24,117	566,509
		2,477,363
Leisure Time - 0.4%
Brunswick Corp.	12,543	710,059
Polaris Industries, Inc.	6,807	610,316
		1,320,375
Lodging - 0.3%
Choice Hotels International, Inc.	7,695	497,482
Extended Stay America, Inc.	4,794	94,777
Hyatt Hotels Corp. - Class A (a)	5,750	319,528
		911,787
Machinery-Construction & Mining - 0.5%
BWX Technologies, Inc.	14,323	754,536
Oshkosh Corp.	10,132	697,689
		1,452,225
Machinery-Diversified - 2.2%
AGCO Corp.	9,376	676,385
Cognex Corp.	11,372	1,081,022
Flowserve Corp.	19,522	802,940
Graco, Inc.	7,249	841,174
IDEX Corp.	8,371	975,556
Middleby Corp. (a)	8,130	1,062,428
Nordson Corp.	6,610	839,470
Zebra Technologies Corp. (a)	6,487	659,858
		6,938,833
Media - 1.3%
AMC Networks, Inc. - Class A (a)	7,968	509,554
Cable One, Inc.	565	429,343
FactSet Research Systems, Inc.	5,144	860,180
John Wiley & Sons, Inc. - Class A	6,238	344,649
Liberty Media Corp-Liberty Formula One (a)	31,219	1,053,641
Sinclair Broadcast Group, Inc. - Class A	9,115	328,596
TEGNA, Inc.	31,736	470,645
		3,996,608
Metal Fabricate/Hardware - 0.1%
The Timken Co.	9,589	436,299
Mining - 0.2%
Royal Gold, Inc.	8,580	743,543
Miscellaneous Manufacturing - 1.9%
AO Smith Corp.	20,415	1,093,223
AptarGroup, Inc.	6,948	562,302
Carlisle Cos., Inc.	8,048	785,404
Colfax Corp. (a)	14,106	582,296
Crane Co.	6,523	492,486
Donaldson Co., Inc.	16,243	771,380
Hexcel Corp.	14,015	717,148
ITT, Inc.	10,718	439,438
Trinity Industries, Inc.	21,243	582,271
		6,025,948
Oil & Gas - 3.8%
Antero Resources Corp. (a)	30,923	637,632
Centennial Resource Development, Inc. (a)	37,204	624,283
Chesapeake Energy Corp. (a)	135,702	673,082
Diamondback Energy, Inc. (a)	13,369	1,281,820
Energen Corp. (a)	12,141	646,872
Gulfport Energy Corp. (a)	27,342	345,056
Helmerich & Payne, Inc.	12,265	620,854
HollyFrontier Corp.	21,755	627,414
Laredo Petroleum, Inc. (a)	17,655	228,809
Murphy Oil Corp.	16,053	426,689
Nabors Industries Ltd.	36,862	284,206
Parsley Energy, Inc. - Class A (a)	36,043	1,055,339
Patterson-UTI Energy, Inc.	31,197	603,350
PDC Energy, Inc. (a)	7,886	371,904
QEP Resources, Inc. (a)	33,876	290,317
Range Resources Corp.	32,032	676,196

Rice Energy, Inc. (a)	26,917	752,869
RSP Permian, Inc. (a)	18,503	635,763
SM Energy Co.	10,160	176,682
Southwestern Energy Co. (a)	65,566	373,726
Tesoro Corp.	0	1
Whiting Petroleum Corp. (a)	55,449	291,107
WPX Energy, Inc. (a)	54,811	590,863
		12,214,834
Oil & Gas Services - 0.2%
Key Energy Services, Inc. (a)	1,706	32,107
Oceaneering International, Inc.	11,291	289,614
RPC, Inc.	11,675	241,789
		563,510
Packaging & Containers - 1.9%
Bemis Co., Inc.	12,587	533,311
Berry Global Group, Inc. (a)	18,718	1,049,705
Crown Holdings, Inc. (a)	20,581	1,223,952
Graphic Packaging Holding Co.	42,832	564,954
Owens-Illinois, Inc. (a)	22,170	529,863
Packaging Corp. of America	12,450	1,363,026
Silgan Holdings, Inc.	7,760	235,128
Sonoco Products Co.	13,216	640,712
		6,140,651
Pharmaceuticals - 2.1%
ACADIA Pharmaceuticals, Inc. (a)	15,739	468,550
Akorn, Inc. (a)	13,249	445,431
Alkermes PLC (a)	19,854	1,080,256
Catalent, Inc. (a)	13,082	453,945
DexCom, Inc. (a)	9,315	620,472
Herbalife Ltd. (a)	11,474	763,136
Neurocrine Biosciences, Inc. (a)	11,277	541,634
PRA Health Sciences, Inc. (a)	5,812	432,413
Premier, Inc. - Class A (a)	6,624	231,178
TESARO, Inc. (a)	3,941	503,108
VCA, Inc. (a)	11,863	1,098,277
		6,638,400
Real Estate - 0.5%
Howard Hughes Corp. (a)	6,174	776,751
Jones Lang LaSalle, Inc.	5,344	679,864
		1,456,615
Retail - 3.8%
AutoNation, Inc. (a)	9,612	407,357
Bed Bath & Beyond, Inc.	18,439	551,326
Buffalo Wild Wings, Inc. (a)	2,174	233,705
Burlington Stores, Inc. (a)	8,931	777,265
Cabela's, Inc. (a)	7,447	424,330
Casey's General Stores, Inc.	4,885	521,474
Copart, Inc. (a)	29,754	936,953
Cracker Barrel Old Country Store, Inc.	3,350	520,757
Dick's Sporting Goods, Inc.	9,615	359,024
Domino's Pizza, Inc.	5,191	968,121
Dunkin' Brands Group, Inc.	11,602	615,254
Floor & Decor Holdings, Inc. (a)	14,901	515,873
Jack in the Box, Inc.	3,418	317,054
Michaels Cos., Inc. (a)	4,841	97,498
MSC Industrial Direct Co., Inc.	5,865	417,647
Nu Skin Enterprises, Inc. - Class A	6,766	428,694
Penske Automotive Group, Inc.	6,019	262,067
Rite Aid Corp. (a)	161,082	360,824
Sally Beauty Holdings, Inc. (a)	15,530	314,172
Signet Jewelers Ltd.	9,440	577,350
Staples, Inc.	91,943	933,221
Texas Roadhouse, Inc.	8,369	395,854
The Wendy's Co.	36,629	565,552
Urban Outfitters, Inc. (a)	11,787	230,907
Williams-Sonoma, Inc.	9,602	445,821
		12,178,100
Savings & Loans - 0.5%
Investors Bancorp, Inc.	39,199	520,563
People's United Financial, Inc.	45,207	788,410
TFS Financial Corp.	9,338	149,221
		1,458,194
Semiconductors - 2.2%
Cavium, Inc. (a)	8,634	534,790
Cirrus Logic, Inc. (a)	7,383	453,612
Cypress Semiconductor Corp.	42,427	602,463
IPG Photonics Corp. (a)	6,063	925,456
Marvell Technology Group Ltd.	67,650	1,052,634
Microsemi Corp. (a)	12,857	669,593
MKS Instruments, Inc.	7,189	601,360
Monolithic Power Systems, Inc.	5,760	589,363
ON Semiconductor Corp. (a)	56,880	850,356
Teradyne, Inc.	25,466	880,869
		7,160,496

Software - 5.3%
Aspen Technology, Inc. (a)	8,760	498,181
athenahealth, Inc. (a)	4,036	558,260
Black Knight Financial Services, Inc. - Class A (a)	3,450	146,625
Blackbaud, Inc.	4,860	448,772
Broadridge Financial Solutions, Inc.	16,184	1,227,718
Cadence Design System, Inc. (a)	38,565	1,423,049
Cotiviti Holdings, Inc. (a)	5,798	249,604
Dun & Bradstreet Corp.	5,148	570,193
Fair Isaac Corp.	3,806	542,545
Guidewire Software, Inc. (a)	8,406	606,577
j2 Global, Inc.	6,001	507,865
Jack Henry & Associates, Inc.	10,120	1,086,078
Manhattan Associates, Inc. (a)	7,573	334,727
Medidata Solutions, Inc. (a)	5,314	408,168
Nuance Communications, Inc. (a)	44,467	769,279
Paycom Software, Inc. (a)	5,626	394,326
PTC, Inc. (a)	16,364	903,129
Splunk, Inc. (a)	17,244	1,034,812
SS&C Technologies Holdings, Inc.	21,698	841,015
Tableau Software, Inc. - Class A (a)	9,200	592,940
Take-Two Interactive Software, Inc. (a)	14,326	1,138,630
Twilio, Inc. - Class A (a)	5,282	154,076
Tyler Technologies, Inc. (a)	4,928	846,680
Ultimate Software Group, Inc. (a)	3,063	691,350
Veeva Systems, Inc. - Class A (a)	13,237	843,991
		16,818,590
Telecommunications - 2.1%
Arista Networks, Inc. (a)	6,699	1,000,094
ARRIS International PLC (a)	23,090	645,596
Ciena Corp. (a)	16,490	424,617
CommScope Holding Co., Inc. (a)	22,206	816,737
EchoStar Corp. - Class A (a)	7,255	440,596
Finisar Corp. (a)	12,776	347,763
Frontier Communications Corp.	11,548	176,800
LogMeIn, Inc.	6,730	783,708
Telephone & Data Systems, Inc.	13,018	370,102
Ubiquiti Networks, Inc. (a)	3,100	168,950
United States Cellular Corp. (a)	1,381	52,312
ViaSat, Inc. (a)	7,381	487,810
Zayo Group Holdings, Inc. (a)	28,178	923,957
		6,639,042
Transportation - 1.2%
Genesee & Wyoming, Inc. (a)	8,069	525,776
Kirby Corp. (a)	6,382	388,664
Landstar System, Inc.	4,601	382,573
Old Dominion Freight Line, Inc.	11,494	1,102,390
Ryder System, Inc.	7,483	544,463
XPO Logistics, Inc. (a)	12,436	747,528
		3,691,394
Water - 0.3%
Aqua America, Inc.	24,784	827,290
TOTAL COMMON STOCKS (Cost $243,473,309)		276,141,150

INVESTMENT COMPANIES - 0.5%
Ares Capital Corp.	72,695	1,191,471
Prospect Capital Corp.	55,406	452,667
TOTAL INVESTMENT COMPANIES (Cost $1,610,671)		1,644,138

REAL ESTATE INVESTMENT TRUSTS - 12.6%
AGNC Investment Corp.	50,216	1,063,575
American Campus Communities, Inc.	22,276	1,067,912
American Homes 4 Rent - Class A	40,771	938,141
Apartment Investment & Management Co.	26,810	1,221,196
Apple Hospitality REIT, Inc.	36,720	677,851
Camden Property Trust	15,055	1,350,434
Chimera Investment Corp.	26,853	505,373
CoreCivic, Inc.	13,444	372,399
CubeSmart	29,586	729,591
CyrusOne, Inc.	13,845	826,685
DCT Industrial Trust, Inc.	15,277	860,706
DDR Corp.	53,679	546,989
Douglas Emmett, Inc.	25,690	982,899
DuPont Fabros Technology, Inc.	12,932	806,052
Education Realty Trust, Inc.	12,003	450,713
EPR Properties	9,544	690,795
Equity Commonwealth (a)	20,617	651,085
Equity LifeStyle Properties, Inc.	14,430	1,259,739
First Industrial Realty Trust, Inc.	19,249	587,480
Forest City Realty Trust, Inc. - Class A	39,811	970,592
Gaming and Leisure Properties, Inc.	25,598	971,188
Gramercy Property Trust	18,423	556,743
Healthcare Realty Trust, Inc.	19,063	634,798
Healthcare Trust of America, Inc. - Class A	31,793	972,548
Highwoods Properties, Inc.	16,949	873,213
Hospitality Properties Trust	27,023	785,288
Hudson Pacific Properties, Inc.	25,932	848,495
Invitation Homes, Inc.	14,338	305,686
Kilroy Realty Corp.	16,335	1,133,812
Lamar Advertising Co. - Class A	9,276	654,607
LaSalle Hotel Properties	18,608	549,680
Liberty Property Trust	24,172	1,015,707
Life Storage, Inc.	7,614	556,127
Medical Properties Trust, Inc.	45,967	596,652
National Health Investors, Inc.	6,813	526,304
National Retail Properties, Inc.	18,342	733,313
New Residential Investment Corp.	42,894	729,198
Omega Healthcare Investors, Inc.	26,086	824,057
Outfront Media, Inc.	15,434	352,976
Paramount Group, Inc.	32,532	532,549
Park Hotels & Resorts, Inc.	5,424	146,068
Piedmont Office Realty Tust, Inc. - Class A	23,901	502,160
Rayonier, Inc.	12,846	373,433
Retail Properties of America, Inc.	39,032	516,393
RLJ Lodging Trust	20,436	432,426
Senior Housing Properties Trust	39,063	759,775
Spirit Realty Capital, Inc.	59,515	471,954
Starwood Property Trust, Inc.	37,111	817,926
Starwood Waypoint Homes	14,117	493,530
STORE Capital Corp.	23,549	550,811
Sun Communities, Inc.	13,117	1,167,544
Sunstone Hotel Investors, Inc.	36,634	596,402
Tanger Factory Outlet Centers, Inc.	15,789	417,303
Taubman Centers, Inc.	9,340	531,166
Two Harbors Investment Corp.	49,866	493,175
Uniti Group, Inc.	23,614	604,518
Weingarten Realty Investors	21,064	683,737
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $38,945,219)		40,271,469

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
STIT-Government & Agency Portfolio, Institutional Class, 0.920% (b)		197,664	197,664
TOTAL SHORT-TERM INVESTMENTS (Cost $197,664)			197,664

Total Investments (Cost $284,226,863) - 100.0%			318,254,421
Liabilities in Excess of Other Assets - 0.0% (c)			(8,539)
TOTAL NET ASSETS - 100.0%			$318,245,882

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of July 31, 2017.
(c)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments		$284,226,863
Gross unrealized appreciation		43,063,294
Gross unrealized depreciation		(9,035,736)
Net unrealized appreciation		$34,027,558

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot 750 ETF
Schedule of Investments
July 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.2%
Advertising - 0.1%
Interpublic Group of Cos., Inc.	8,616	$186,192
Omnicom Group, Inc.	5,588	439,999
		626,191
Aerospace/Defense - 2.4%
Arconic, Inc.	10,011	248,173
Boeing Co.	13,409	3,251,146
General Dynamics Corp.	5,567	1,092,969
Harris Corp.	2,427	277,819
L3 Technologies, Inc.	1,769	309,522
Lockheed Martin Corp.	6,274	1,832,824
Northrop Grumman Corp.	4,219	1,110,145
Orbital ATK, Inc.	1,123	114,748
Raytheon Co.	6,939	1,191,912
Rockwell Collins, Inc.	3,418	364,120
Spirit AeroSystems Holdings, Inc. - Class A	2,840	171,621
TransDigm Group, Inc.	925	260,979
United Technologies Corp.	19,274	2,285,318
		12,511,296
Agriculture - 1.6%
Altria Group, Inc.	46,271	3,006,227
Archer-Daniels-Midland Co.	12,369	521,724
British American Tobacco PLC - ADR	1	51
Bunge Ltd.	3,185	249,672
Philip Morris International, Inc.	37,585	4,386,545
		8,164,219
Airlines - 0.5%
Alaska Air Group, Inc.	2,485	211,796
American Airlines Group, Inc.	11,160	562,910
Delta Air Lines, Inc.	16,185	798,892
JetBlue Airways Corp. (a)	5,919	129,804
Southwest Airlines Co.	10,511	583,466
United Continental Holdings, Inc. (a)	6,100	412,848
		2,699,716
Apparel - 0.6%
Carter’s, Inc.	1,104	95,750
Hanesbrands, Inc.	8,622	197,616
NIKE, Inc. - Class B	31,419	1,855,292
Ralph Lauren Corp.	1,165	88,132
Skechers U.S.A, Inc. - Class A (a)	2,405	67,557
Under Armour, Inc. - Class A (a)	7,767	155,495
VF Corp.	8,152	506,973
		2,966,815
Auto Manufacturers - 0.7%
Ford Motor Co.	92,005	1,032,296

General Motors Co.	32,911	1,184,138
PACCAR, Inc.	7,233	495,099
Tesla Motors, Inc. (a)	2,094	677,346
		3,388,879
Auto Parts & Equipment - 0.3%
Adient PLC - ADR	2,390	156,473
Allison Transmission Holdings, Inc.	3,352	126,706
Autoliv, Inc.	2,004	217,213
BorgWarner, Inc.	4,569	213,555
Goodyear Tire & Rubber Co.	6,067	191,171
Lear Corp.	1,701	252,071
WABCO Holdings, Inc. (a)	1,159	159,444
		1,316,633
Banks - 7.8%
Bank of America Corp.	238,044	5,741,621
Bank of New York Mellon Corp.	23,387	1,240,213
Bank of the Ozarks, Inc.	2,681	115,685
BB&T Corp.	19,466	921,131
Capital One Financial Corp.	9,881	851,545
Citigroup, Inc.	66,714	4,566,573
Citizens Financial Group, Inc.	11,011	386,266
Comerica, Inc.	4,072	294,446
Commerce Bancshares, Inc.	1,999	116,022
Cullen Frost Bankers, Inc.	1,126	102,218
East West Bancorp, Inc.	2,936	167,293
Fifth Third Bancorp	15,152	404,558
First Republic Bank	3,356	336,708
Goldman Sachs Group, Inc.	9,449	2,129,143
Huntington Bancshares, Inc.	22,601	299,463
JPMorgan Chase & Co.	85,891	7,884,794
KeyCorp.	25,290	456,232
M&T Bank Corp.	3,103	506,254
Morgan Stanley	33,575	1,574,668
Northern Trust Corp.	5,379	470,716
PacWest Bancorp	2,349	112,799
PNC Financial Services Group, Inc.	12,021	1,548,305
Regions Financial Corp.	26,047	380,286
Signature Bank (a)	1,117	154,794
State Street Corp.	8,083	753,578
SunTrust Banks, Inc.	10,430	597,535
SVB Financial Group (a)	1,067	190,396
US Bancorp	38,683	2,041,689
Wells Fargo & Co.	108,447	5,849,631
Zions Bancorp	4,264	193,244
		40,387,806
Beverages - 2.0%
Brown-Forman Corp. - Class B	5,424	267,946
Coca-Cola Co.	94,262	4,320,970
Constellation Brands, Inc. - Class A	3,907	755,418
Dr Pepper Snapple Group, Inc.	3,995	364,184
Molson Coors Brewing Co. - Class B	3,766	335,099
Monster Beverage Corp. (a)	8,981	473,748

PepsiCo, Inc.	34,349	4,005,437
		10,522,802
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	3,902	535,901
Alnylam Pharmaceuticals, Inc. (a)	1,453	120,221
Amgen, Inc.	15,127	2,639,813
Biogen, Inc. (a)	4,364	1,263,771
BioMarin Pharmaceutical, Inc. (a)	3,118	273,542
Bio-Rad Laboratories, Inc. - Class A (a)	447	105,327
Bioverativ, Inc. (a)	2,306	142,903
Celgene Corp. (a)	18,749	2,538,802
Exelixis, Inc. (a)	5,745	155,747
Gilead Sciences, Inc.	29,397	2,236,818
Illumina, Inc. (a)	2,470	429,409
Incyte Corp. (a)	4,556	607,269
Ionis Pharmaceuticals, Inc. (a)	1,993	104,433
Regeneron Pharmaceuticals, Inc. (a)	1,625	798,882
Seattle Genetics, Inc. (a)	2,323	117,312
United Therapeutics Corp. (a)	821	105,416
Vertex Pharmaceuticals, Inc. (a)	4,082	619,729
		12,795,295
Building Materials - 0.4%
Fortune Brands Home & Security, Inc.	3,373	221,505
Johnson Controls International plc	20,952	816,081
Lennox International, Inc.	806	137,826
Martin Marietta Materials, Inc.	1,391	314,964
Masco Corp.	7,061	269,236
Owens Corning	2,422	162,395
Vulcan Materials Co.	2,493	306,938
		2,228,945
Chemicals - 1.9%
AdvanSix, Inc. (a)	2	67
Air Products & Chemicals, Inc.	4,711	669,669
Albemarle Corp.	2,190	253,602
Ashland Global Holdings, Inc.	1,320	85,760
Axalta Coating Systems Ltd. (a)	1,767	55,661
Celanese Corp. - Class A	3,076	295,819
CF Industries Holdings, Inc.	4,800	140,880
Dow Chemical Co.	28,964	1,860,647
Eastman Chemical Co.	3,196	265,779
EI du Pont de Nemours & Co.	18,207	1,496,798
FMC Corp.	3,081	235,327
International Flavors & Fragrances, Inc.	1,630	217,083
Monsanto Co.	10,344	1,208,386
Mosaic Co.	7,614	183,802
NewMarket Corp.	122	56,133
PPG Industries, Inc.	6,030	634,658
Praxair, Inc.	6,349	826,386
RPM International, Inc.	2,849	147,778
Sherwin-Williams Co.	1,933	651,943
The Chemours Co.	3,763	179,156
Valvoline, Inc.	4,554	103,239

Westlake Chemical Corp.	927	65,224
WR Grace & Co.	1,541	106,267
		9,740,064
Commercial Services - 1.9%
AMERCO	242	94,032
Automatic Data Processing, Inc.	10,619	1,262,705
Cintas Corp.	2,005	270,374

CoStar Group, Inc. (a)	762	209,969
Ecolab, Inc.	6,187	814,642
Equifax, Inc.	2,576	374,653
FleetCor Technologies, Inc. (a)	2,207	335,596
Gartner, Inc. (a)	1,783	228,795
Global Payments, Inc.	3,060	288,772
H&R Block, Inc.	4,593	140,087
Hertz Global Holdings, Inc. (a)	2	27
KAR Auction Services, Inc.	2,954	124,186
Live Nation Entertainment, Inc. (a)	3,406	126,942
ManpowerGroup, Inc.	1,529	163,832
MarketAxess Holdings, Inc.	798	161,906
Moody’s Corp.	3,899	513,225
PayPal Holdings, Inc. (a)	25,180	1,474,289
Quanta Services, Inc. (a)	3,062	103,281
Robert Half International, Inc.	3,013	136,338
Rollins, Inc.	2,597	112,736
S&P Global, Inc.	6,066	931,677
Sabre Corp.	4,919	108,858
Service Corp. International	3,609	125,341
ServiceMaster Global Holdings, Inc. (a)	2,950	129,682
Square, Inc. - Class A (a)	1,145	30,171
Total System Services, Inc.	4,011	254,538
TransUnion (a)	2,571	117,829
United Rentals, Inc. (a)	1,856	220,790
Vantiv, Inc. - Class A (a)	3,565	226,556
Verisk Analytics, Inc. (a)	3,617	315,619
Western Union Co.	8,365	165,209
		9,562,657
Computers - 5.1%
Apple, Inc.	125,569	18,675,878
Cognizant Technology Solutions Corp. - Class A	14,301	991,345
CSRA, Inc.	3,282	107,026
DXC Technology Co.	6,877	539,019
Fortinet, Inc. (a)	3,103	114,532
Genpact Ltd.	3,555	103,095
Hewlett Packard Enterprise Co.	39,626	693,851
HP, Inc.	40,337	770,437
International Business Machines Corp.	20,980	3,035,177
Leidos Holdings, Inc.	3,189	170,420
NCR Corp. (a)	2,680	101,438
NetApp, Inc.	5,088	220,921
Nutanix, Inc. (a)	1	21
Teradata Corp. (a)	2,954	93,996
Western Digital Corp.	6,589	560,856
		26,178,012

Cosmetics/Personal Care - 1.5%
Colgate-Palmolive Co.	20,872	1,506,959
Coty, Inc. - Class A	9,182	188,047
Edgewell Personal Care Co. (a)	1,267	91,477
Estee Lauder Cos., Inc.	4,556	450,999
Procter & Gamble Co.	61,977	5,628,751
		7,866,233
Distribution/Wholesale - 0.2%
Fastenal Co.	6,599	283,493
HD Supply Holdings, Inc. (a)	4,192	136,198
LKQ Corp. (a)	6,047	208,984
Watsco, Inc.	532	80,210
WW Grainger, Inc.	1,284	214,094
		922,979
Diversified Financial Services - 3.5%
Affiliated Managers Group, Inc.	1,219	226,527
Alliance Data Systems Corp.	1,324	319,653
Ally Financial, Inc.	11,962	270,820
American Express Co.	17,757	1,513,429
Ameriprise Financial, Inc.	3,080	446,231
BlackRock, Inc.	3,257	1,389,208
CBOE Holdings, Inc.	2,003	189,344
Charles Schwab Corp.	28,359	1,216,601
CIT Group, Inc.	4,288	204,323
CME Group, Inc.	6,721	824,129
Discover Financial Services	9,379	571,556
E*TRADE Financial Corp. (a)	5,955	244,155
Eaton Vance Corp.	2,404	118,012
FNF Group	5,431	265,359
Franklin Resources, Inc.	9,234	413,499
Intercontinental Exchange, Inc.	13,023	868,764
Invesco Ltd.	9,712	337,686
MasterCard, Inc. - Class A	23,090	2,950,902
NASDAQ, Inc.	2,652	197,229
Navient Corp.	5,864	86,494
Raymond James Financial, Inc.	2,806	233,431
Santander Consumer USA Holdings, Inc. (a)	2,815	36,060
SEI Investments Co.	2,759	155,911
Synchrony Financial	18,815	570,471
T Rowe Price Group, Inc.	5,427	448,922
TD Ameritrade Holding Corp.	5,403	247,079
Visa, Inc. - Class A	36,947	3,678,443
		18,024,238
Electric - 2.9%
AES Corp.	14,991	167,599
Alliant Energy Corp.	4,784	193,896
Ameren Corp.	5,529	310,177
American Electric Power Co., Inc.	10,970	773,824
Avangrid, Inc.	1,416	64,315
Calpine Corp. (a)	7,333	105,449
CenterPoint Energy, Inc.	9,189	259,038

CMS Energy Corp.	5,214	241,095
Consolidated Edison, Inc.	6,702	555,328
Dominion Energy, Inc.	14,948	1,153,687
DTE Energy Co.	3,835	410,575
Duke Energy Corp.	16,695	1,421,078
Edison International	7,215	567,676
Entergy Corp.	3,864	296,446
Eversource Energy	6,861	417,080
Exelon Corp.	20,401	782,174
FirstEnergy Corp.	9,397	299,858
Great Plains Energy, Inc.	4,584	141,462
MDU Resources Group, Inc.	3,906	102,923
NextEra Energy, Inc.	10,528	1,538,036
NRG Energy, Inc.	6,449	158,774
OGE Energy Corp.	4,218	151,258
PG&E Corp.	10,968	742,424
Pinnacle West Capital Corp.	2,342	203,122
PPL Corp.	15,142	580,393
Public Service Enterprise Group, Inc.	11,185	502,990
SCANA Corp.	2,725	175,408
Southern Co.	23,354	1,119,357
Vistra Energy Corp.	10,873	178,643
WEC Energy Group, Inc.	6,722	423,284
Westar Energy, Inc.	3,064	155,498
Xcel Energy, Inc.	11,213	530,487
		14,723,354
Electrical Components & Equip - 0.3%
Acuity Brands, Inc.	932	188,870
AMETEK, Inc.	4,683	288,379
Emerson Electric Co.	15,198	905,953
Hubbell, Inc.	1,045	124,135
		1,507,337
Electronics - 1.2%
Agilent Technologies, Inc.	6,415	383,553
Amphenol Corp. - Class A	5,481	419,954
Arrow Electronics, Inc. (a)	1,812	147,297
Avnet, Inc.	2,739	105,123
Corning, Inc.	22,409	652,998
FLIR Systems, Inc.	2,957	110,355
Fortive Corp.	6,032	390,512
Gentex Corp.	6,295	107,141
Honeywell International, Inc.	18,346	2,497,258
Jabil, Inc.	3,604	109,922
Keysight Technologies, Inc. (a)	3,723	154,840
Mettler-Toledo International, Inc. (a)	495	283,675
PerkinElmer, Inc.	2,268	149,302
Trimble, Inc. (a)	4,524	169,333
Waters Corp. (a)	1,856	321,905
		6,003,168
Engineering & Construction - 0.1%
Fluor Corp.	3,171	137,717
Jacobs Engineering Group, Inc.	2,424	127,793
		265,510

Entertainment - 0.1%
Six Flags Entertainment Corp.	1,628	92,584
Vail Resorts, Inc.	859	181,043
		273,627
Environmental Control - 0.2%
Republic Services, Inc.	5,432	348,843
Stericycle, Inc. (a)	1,940	149,535
Waste Management, Inc.	9,842	739,627
		1,238,005
Food - 1.6%
Blue Buffalo Pet Products, Inc. (a)	2,395	53,576
Campbell Soup Co.	4,717	249,199
ConAgra Foods, Inc.	9,972	341,441
General Mills, Inc.	13,114	729,925
Hershey Co.	3,577	376,694
Hormel Foods Corp.	6,246	213,426
Ingredion, Inc.	1,554	191,639
JM Smucker Co.	2,732	333,031
Kellogg Co.	5,948	404,464
Kroger Co.	19,634	481,426
Lamb Weston Holdings, Inc.	3,335	146,673
McCormick & Co., Inc.	2,241	213,567
Mondelez International, Inc. - Class A	36,225	1,594,625
Pilgrim’s Pride Corp. (a)	1,481	35,974
Pinnacle Foods, Inc.	2,609	154,923
Post Holdings, Inc. (a)	1,247	103,750
Sysco Corp.	12,887	678,114
The Kraft Heinz Co.	14,516	1,269,569
TreeHouse Foods, Inc. (a)	1,101	93,398
Tyson Foods, Inc. - Class A	6,768	428,821
US Foods Holding Corp. (a)	1,376	38,734
Whole Foods Market, Inc.	6,965	290,858
		8,423,827
Food Service - 0.0% (b)
Aramark	5,019	200,057
Forest Products & Paper - 0.1%
International Paper Co.	9,087	499,603
Gas - 0.3%
Atmos Energy Corp.	2,199	190,785
National Fuel Gas Co.	1,865	110,427
NiSource, Inc.	7,313	190,577
Sempra Energy	5,556	627,883
UGI Corp.	3,623	182,853
		1,302,525
Hand/Machine Tools - 0.1%
Lincoln Electric Holdings, Inc.	1,234	107,679
Snap-On, Inc.	1,308	201,694
Stanley Black & Decker, Inc.	3,341	470,045
		779,418
Healthcare-Products - 2.5%
Abbott Laboratories	41,662	2,048,937

ABIOMED, Inc. (a)	822	121,730
Align Technology, Inc. (a)	1,585	265,060
Baxter International, Inc.	13,034	788,296
Becton Dickinson and Co.	4,965	999,951
Boston Scientific Corp. (a)	25,898	689,405
CR Bard, Inc.	1,563	501,098
Danaher Corp.	13,133	1,070,208
DENTSPLY SIRONA, Inc.	5,360	332,481
Edwards Lifesciences Corp. (a)	4,961	571,408
Henry Schein, Inc. (a)	1,564	284,976
Hologic, Inc. (a)	4,944	218,574
IDEXX Laboratories, Inc. (a)	1,933	321,767
Intuitive Surgical, Inc. (a)	637	597,672
OPKO Health, Inc. (a)	8,955	57,760
Patterson Cos., Inc.	1,631	68,045
ResMed, Inc.	3,012	232,286
Stryker Corp.	6,503	956,591
Teleflex, Inc.	759	157,280
The Cooper Cos., Inc.	934	227,775
Thermo Fisher Scientific, Inc.	9,355	1,642,083
Varian Medical Systems, Inc. (a)	2,020	196,182
West Pharmaceutical Services, Inc.	1,451	128,704
Zimmer Biomet Holdings, Inc.	4,750	576,270
		13,054,539
Healthcare-Services - 2.1%
Aetna, Inc.	6,874	1,060,727
Anthem, Inc.	6,205	1,155,433
Centene Corp. (a)	3,881	308,229
Cigna Corp.	5,761	999,879
DaVita, Inc. (a)	3,817	247,265
Envision Healthcare Corp. (a)	1,968	111,054
HCA Healthcare, Inc. (a)	7,313	587,527
Humana, Inc.	2,765	639,268
Laboratory Corp. of American Holdings (a)	2,225	353,575
MEDNAX, Inc. (a)	2,000	93,960
Quest Diagnostics, Inc.	2,794	302,618
Quintiles Transnational Holdings, Inc. (a)	3,371	305,244
UnitedHealth Group, Inc.	22,106	4,240,152
Universal Health Services, Inc. - Class B	1,905	211,131
WellCare Health Plans, Inc. (a)	930	164,601
		10,780,663
Holding Companies-Divers - 0.0% (b)
Leucadia National Corp.	7,814	203,398
Home Builders - 0.2%
DR Horton, Inc.	6,820	243,406
Lennar Corp. - Class A	4,530	237,553
NVR, Inc. (a)	100	261,044
PulteGroup, Inc.	6,653	162,466
Thor Industries, Inc.	1,173	123,576
Toll Brothers, Inc.	3,047	117,584
		1,145,629

Home Furnishings - 0.1%
Leggett & Platt, Inc.	2,788	134,326
Whirlpool Corp.	1,713	304,708
		439,034
Household Products/Wares - 0.4%
Avery Dennison Corp.	1,986	184,559
Church & Dwight Co., Inc.	5,470	291,824
Clorox Co.	2,726	363,894
Kimberly-Clark Corp.	8,035	989,591
		1,829,868
Housewares - 0.2%
Newell Brands, Inc.	10,377	547,075
Scotts Miracle-Gro Co. - Class A	1,038	99,638
Toro Co.	2,359	167,701
		814,414
Insurance - 4.2%
Aflac, Inc.	8,935	712,566
Alleghany Corp. (a)	339	207,922
Allstate Corp.	8,841	804,531
American Financial Group, Inc.	1,603	162,544
American International Group, Inc.	20,042	1,311,749
AmTrust Financial Services, Inc.	2,300	36,800
Arch Capital Group Ltd. (a)	2,187	212,708
Arthur J Gallagher & Co.	3,545	208,411
Assurant, Inc.	1,261	132,745
Assured Guaranty Ltd.	3,083	138,766
Axis Capital Holdings Ltd.	1,623	104,813
Berkshire Hathaway, Inc. - Class B (a)	51,749	9,054,523
Brown & Brown, Inc.	2,584	115,246
Cincinnati Financial Corp.	3,244	247,063
CNA Financial Corp.	691	35,897
Erie Indemnity Co. - Class A	485	61,818
Everest Re Group Ltd.	651	170,816
Hartford Financial Services Group, Inc.	8,040	442,200
Lincoln National Corp.	4,982	363,985
Loews Corp.	7,076	344,460
Markel Corp. (a)	340	364,313
Marsh & McLennan Cos., Inc.	11,200	873,264
MetLife, Inc.	22,054	1,212,970
Old Republic International Corp.	5,281	103,613
Principal Financial Group, Inc.	5,749	383,746
Progressive Corp.	13,953	657,605
Prudential Financial, Inc.	10,134	1,147,473
Reinsurance Group of America, Inc.	1,309	183,522
RenaissanceRe Holdings Ltd.	826	121,348
Torchmark Corp.	2,608	205,954
Travelers Cos., Inc.	6,572	841,807
Unum Group	4,884	244,835
Voya Financial, Inc.	4,683	183,761
WR Berkley Corp.	1,884	129,940
		21,523,714
Internet - 7.5%
Alphabet, Inc. - Class C (a)	13,761	12,804,610

Amazon.com, Inc. (a)	9,663	9,544,918
Cars.com, Inc. (a)	1,652	40,144
CDW Corp.	3,060	194,096
eBay, Inc. (a)	24,067	859,914
Expedia, Inc.	2,796	437,490
F5 Networks, Inc. (a)	1,533	185,110
Facebook, Inc. - Class A (a)	54,052	9,148,301
GoDaddy, Inc. - Class A (a)	346	14,871
IAC InterActiveCorp. (a)	1,603	167,722
Match Group, Inc. (a)	3,388	61,831
Netflix, Inc. (a)	9,365	1,701,246
Palo Alto Networks, Inc. (a)	2,185	287,939
Snap, Inc. (a)	10,189	139,284
Symantec Corp.	11,351	351,767
The Priceline Group, Inc. (a)	1,035	2,099,498
TripAdvisor, Inc. (a)	2,171	84,712
Twitter, Inc. (a)	15,968	256,925
VeriSign, Inc. (a)	1,383	139,918
Zillow Group, Inc. - Class C (a)	2,193	99,036
		38,619,332
Iron/Steel - 0.1%
Nucor Corp.	6,699	386,331
Reliance Steel & Aluminum Co.	1,560	112,882
Steel Dynamics, Inc.	5,309	187,992
United States Steel Corp.	3,776	88,698
		775,903
Leisure Time - 0.3%
Brunswick Corp.	1,951	110,446
Carnival Corp.	9,721	649,168
Harley-Davidson, Inc.	4,138	201,396
Norwegian Cruise Line Holdings Ltd. (a)	695	38,274
Polaris Industries, Inc.	1,282	114,944
Royal Caribbean Cruises Ltd.	3,264	369,061
		1,483,289
Lodging - 0.5%
Hilton Grand Vacations, Inc. (a)	1	37
Hilton Worldwide Holdings, Inc.	5,877	367,489
Hyatt Hotels Corp. - Class A (a)	835	46,401
Las Vegas Sands Corp.	10,328	636,308
Marriott International, Inc. - Class A	7,066	736,206
MGM Resorts International	10,369	341,451
Wyndham Worldwide Corp.	2,222	231,910
Wynn Resorts Ltd.	1,620	209,531
		2,569,333
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	14,126	1,609,658
Machinery-Diversified - 0.7%
AGCO Corp.	1,516	109,364
Cognex Corp.	1,759	167,211
Cummins, Inc.	3,994	670,593
Deere & Co.	6,869	881,155
Flowserve Corp.	2,993	123,102
Graco, Inc.	1,135	131,705
IDEX Corp.	1,283	149,521
Middleby Corp. (a)	1,367	178,640
Nordson Corp.	980	124,460
Rockwell Automation, Inc.	3,077	507,797
Roper Technologies, Inc.	1,955	454,459
Wabtec Corp.	1,686	127,057
Xylem, Inc.	3,581	203,150
		3,828,214
Media - 3.2%
AMC Networks, Inc. - Class A (a)	1,199	76,676
CBS Corp. - Class B	8,099	533,157
Charter Communications, Inc. - Class A (a)	5,031	1,971,699
Comcast Corp. - Class A	110,201	4,457,630
Discovery Communications, Inc. - Class A (a)	3,131	77,023
DISH Network Corp. - Class A (a)	4,787	306,512
FactSet Research Systems, Inc.	869	145,314
Liberty Broadband Corp. - Class A (a)	4,324	427,730
Liberty Media Corp.-Liberty SiriusXM - Class A (a)	7,125	328,676
Liberty Media Corp-Liberty Formula One (a)	4,797	161,899
News Corp. - Class A	7,889	112,891
Scripps Networks Interactive, Inc. - Class A	2,217	193,788
Sirius XM Holdings, Inc.	39,880	233,697
TEGNA, Inc.	4,975	73,779
Thomson Reuters Corp.	7,562	347,020
Time Warner, Inc.	18,672	1,912,386
Twenty-First Century Fox, Inc. - Class A	22,316	649,396
Viacom, Inc. - Class B	6,617	231,066
Walt Disney Co.	38,361	4,217,025
		16,457,364
Mining - 0.2%
Alcoa Corp. (a)	4,632	168,605
Freeport-McMoRan, Inc. (a)	30,310	443,132
Newmont Mining Corp.	11,331	421,173
Southern Copper Corp.	2,160	84,975
		1,117,885
Miscellaneous Manufacturing - 2.3%
3M Co.	14,040	2,824,427
AO Smith Corp.	3,002	160,757
AptarGroup, Inc.	1,116	90,318
Carlisle Cos., Inc.	1,203	117,401
Colfax Corp. (a)	2,146	88,587
Donaldson Co., Inc.	2,577	122,382
Dover Corp.	3,538	297,192
Eaton Corp. PLC	10,799	845,022
General Electric Co.	210,932	5,401,968
Illinois Tool Works, Inc.	6,949	977,794
Parker-Hannifin Corp.	3,196	530,472
Pentair PLC	4,134	260,731
Textron, Inc.	4,443	218,284
		11,935,335

Office/Business Equipment - 0.0% (b)
Xerox Corp.	5,038	154,515
Oil & Gas - 4.8%
Anadarko Petroleum Corp.	12,465	569,276
Antero Resources Corp. (a)	3,989	82,253
Apache Corp.	8,945	442,599
Cabot Oil & Gas Corp.	9,400	233,778
Chevron Corp.	45,833	5,004,505
Cimarex Energy Co.	2,003	198,357
Concho Resources, Inc. (a)	2,654	345,710
ConocoPhillips	29,492	1,338,052
Continental Resources, Inc. (a)	2,265	75,719
Devon Energy Corp.	12,254	408,181
Diamondback Energy, Inc. (a)	2,045	196,075
Energen Corp. (a)	1,882	100,273
EOG Resources, Inc.	12,833	1,220,932
EQT Corp.	3,624	230,849
Exxon Mobil Corp.	102,415	8,197,297
Helmerich & Payne, Inc.	1,676	84,839
Hess Corp.	6,657	296,503
HollyFrontier Corp.	3,344	96,441
Marathon Oil Corp.	18,071	221,008
Marathon Petroleum Corp.	11,540	646,125
Murphy Oil Corp.	2,938	78,092
Newfield Exploration Co. (a)	4,191	120,407
Noble Energy, Inc.	7,838	226,597
Occidental Petroleum Corp.	18,239	1,129,541
Parsley Energy, Inc. - Class A (a)	5,302	155,242
Phillips 66	10,545	883,144
Pioneer Natural Resources Co.	4,023	656,151
Range Resources Corp.	4,964	104,790
RSP Permian, Inc. (a)	2,539	87,240
Southwestern Energy Co. (a)	8,830	50,331
Tesoro Corp.	3,630	361,294
Valero Energy Corp.	9,952	686,389
		24,527,990
Oil & Gas Services - 0.7%
Baker Hughes a GE Co.	8,158	300,949
Halliburton Co.	17,965	762,435
National Oilwell Varco, Inc.	8,264	270,315
Schlumberger Ltd.	31,367	2,151,776
		3,485,475
Packaging & Containers - 0.3%
Ball Corp.	6,470	271,093
Bemis Co., Inc.	1,990	84,316
Berry Global Group, Inc. (a)	2,695	151,136
Crown Holdings, Inc. (a)	3,053	181,562
Packaging Corp. of America	1,937	212,063
Sealed Air Corp.	4,441	193,228
Sonoco Products Co.	2,079	100,790
WestRock Co.	4,368	250,810
		1,444,998

Pharmaceuticals - 5.8%
AbbVie, Inc.	33,568	2,346,739
Alkermes PLC (a)	2,978	162,033
Allergan PLC	8,018	2,023,182
AmerisourceBergen Corp.	3,759	352,669
Bristol-Myers Squibb Co.	39,159	2,228,147
Cardinal Health, Inc.	7,122	550,246
DexCom, Inc. (a)	1,697	113,037
Eli Lilly & Co.	22,077	1,824,885
Express Scripts Holding Co. (a)	13,590	851,278
Herbalife Ltd. (a)	1,647	109,542
Johnson & Johnson	64,893	8,612,599
McKesson Corp.	5,013	811,454
Merck & Co., Inc.	66,322	4,236,649
Pfizer, Inc.	144,511	4,791,985
Premier, Inc. - Class A (a)	1,015	35,423
TESARO, Inc. (a)	516	65,873
VCA, Inc. (a)	1,720	159,238
Zoetis, Inc.	10,668	666,963
		29,941,942
Pipelines - 0.5%
Cheniere Energy, Inc. (a)	5,561	251,357
Kinder Morgan, Inc.	46,999	960,190
ONEOK, Inc.	8,717	493,121
Targa Resources Corp.	4,731	219,566
Williams Cos., Inc.	17,993	571,817
		2,496,051
Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	7,829	297,424
Howard Hughes Corp. (a)	928	116,752
Jones Lang LaSalle, Inc.	811	103,175
		517,351
Retail - 5.5%
Advance Auto Parts, Inc.	1,681	188,289
AutoNation, Inc. (a)	1,530	64,841
AutoZone, Inc. (a)	548	295,821
Bed Bath & Beyond, Inc.	3,225	96,427
Best Buy Co., Inc.	5,087	296,776
Burlington Stores, Inc. (a)	1,634	142,207
CarMax, Inc. (a)	3,922	259,833
Casey’s General Stores, Inc.	836	89,243
Chipotle Mexican Grill, Inc. (a)	510	175,323
Coach, Inc.	5,752	271,149
Copart, Inc. (a)	4,365	137,454
Costco Wholesale Corp.	10,482	1,661,502
CVS Health Corp.	24,474	1,956,207
Darden Restaurants, Inc.	2,705	226,895
Dick’s Sporting Goods, Inc.	1,497	55,898
Dollar General Corp.	5,116	384,519
Dollar Tree, Inc. (a)	5,439	392,043
Domino’s Pizza, Inc.	801	149,387
Foot Locker, Inc.	2,947	139,069
Gap, Inc.	5,459	130,088

Genuine Parts Co.	3,181	270,162
Home Depot, Inc.	26,827	4,013,319
Kohl’s Corp.	3,012	124,546
L Brands, Inc.	5,114	237,238
Liberty Interactive Corp. QVC Group - Class A (a)	9,287	222,331
Lowe’s Cos., Inc.	20,071	1,553,495
Macy’s, Inc.	7,253	172,259
McDonald’s Corp.	19,904	3,087,907
Michaels Cos., Inc. (a)	735	14,803
MSC Industrial Direct Co., Inc.	887	63,163
Nordstrom, Inc.	3,005	145,953
O’Reilly Automotive, Inc. (a)	1,909	390,009
PVH Corp.	1,858	221,641
Rite Aid Corp. (a)	24,500	54,880
Ross Stores, Inc.	8,244	456,058
Signet Jewelers Ltd.	1,777	108,681
Staples, Inc.	14,725	149,459
Starbucks Corp.	34,788	1,877,856
Target Corp.	12,410	703,275
Tiffany & Co.	2,339	223,398
TJX Cos., Inc.	14,427	1,014,362
Tractor Supply Co.	3,055	171,447
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,354	340,138
Walgreens Boots Alliance, Inc.	22,444	1,810,557
Wal-Mart Stores, Inc.	38,795	3,103,212
Williams-Sonoma, Inc.	1,450	67,324
Yum! Brands, Inc.	7,831	591,084
		28,301,528
Savings & Loans - 0.1%
New York Community Bancorp, Inc.	10,492	137,760
People’s United Financial, Inc.	6,639	115,784
TFS Financial Corp.	1,517	24,242
		277,786
Semiconductors - 3.0%
Advanced Micro Devices, Inc. (a)	18,112	246,504
Analog Devices, Inc.	7,977	630,263
Applied Materials, Inc.	25,697	1,138,634
Intel Corp.	113,171	4,014,175
IPG Photonics Corp. (a)	820	125,165
KLA-Tencor Corp.	2,802	259,549
Lam Research Corp.	3,508	559,386
Marvell Technology Group Ltd.	9,174	142,747
Maxim Integrated Products, Inc.	6,571	298,586
Microchip Technology, Inc.	4,913	393,237
Micron Technology, Inc. (a)	22,665	637,340
Microsemi Corp. (a)	2,273	118,378
NVIDIA Corp.	12,624	2,051,526
ON Semiconductor Corp. (a)	9,042	135,178
Qorvo, Inc. (a)	3,200	219,392
QUALCOMM, Inc.	35,247	1,874,788
Skyworks Solutions, Inc.	3,865	405,323
Teradyne, Inc.	3,965	137,149

Texas Instruments, Inc.	21,898	1,782,059
Xilinx, Inc.	5,408	342,110
		15,511,489
Shipbuilding - 0.0% (b)
Huntington Ingalls Industries, Inc.	913	188,178
Software - 5.7%
Activision Blizzard, Inc.	15,222	940,415
Adobe Systems, Inc. (a)	10,160	1,488,338
Akamai Technologies, Inc. (a)	3,707	174,748
ANSYS, Inc. (a)	1,703	220,624
athenahealth, Inc. (a)	560	77,459
Autodesk, Inc. (a)	4,335	480,275
Black Knight Financial Services, Inc. - Class A (a)	387	16,447
Broadridge Financial Solutions, Inc.	2,520	191,167
CA, Inc.	6,814	211,507
Cadence Design System, Inc. (a)	6,459	238,337
Cerner Corp. (a)	7,213	464,301
Citrix Systems, Inc. (a)	3,537	279,352
Dun & Bradstreet Corp.	718	79,526
Electronic Arts, Inc. (a)	5,938	693,202
Fidelity National Information Services, Inc.	7,531	686,978
First Data Corp. - Class A (a)	5,762	107,519
Fiserv, Inc. (a)	3,909	502,306
Intuit, Inc.	5,308	728,311
Jack Henry & Associates, Inc.	1,667	178,902
Microsoft Corp.	186,305	13,544,373
MSCI, Inc.	1,506	164,079
Nuance Communications, Inc. (a)	6,271	108,488
Oracle Corp.	76,836	3,836,421
Paychex, Inc.	7,043	407,438
PTC, Inc. (a)	2,562	141,397
Red Hat, Inc. (a)	3,179	314,308
Salesforce.com, Inc. (a)	13,634	1,237,967
ServiceNow, Inc. (a)	3,558	392,981
Splunk, Inc. (a)	2,757	165,448
SS&C Technologies Holdings, Inc.	3,983	154,381
Synopsys, Inc. (a)	3,189	244,182
Tableau Software, Inc. - Class A (a)	1,437	92,615
Take-Two Interactive Software, Inc. (a)	2,148	170,723
Tyler Technologies, Inc. (a)	692	118,893
Ultimate Software Group, Inc. (a)	574	129,558
Veeva Systems, Inc. - Class A (a)	2,007	127,966
VMware, Inc. - Class A (a)	2,013	186,625
Workday, Inc. - Class A (a)	481	49,115
		29,346,672
Telecommunications - 3.2%
Altice USA, Inc. (a)	1,702	56,915
Arista Networks, Inc. (a)	990	147,797
ARRIS International PLC (a)	3,829	107,059
AT&T, Inc.	148,863	5,805,657
CenturyLink, Inc.	11,261	262,043
Cisco Systems, Inc.	119,482	3,757,709

CommScope Holding Co., Inc. (a)	3,434	126,302
Juniper Networks, Inc.	7,947	222,119
Level 3 Communications, Inc. (a)	5,167	303,199
Motorola Solutions, Inc.	3,581	324,725
Sprint Corp. (a)	16,060	128,159
T-Mobile US, Inc. (a)	7,333	452,153
Verizon Communications, Inc.	98,800	4,781,920
Zayo Group Holdings, Inc. (a)	4,564	149,654
		16,625,411
Textiles - 0.1%
Mohawk Industries, Inc. (a)	1,430	356,056
Toys/Games/Hobbies - 0.1%
Hasbro, Inc.	2,345	248,289
Mattel, Inc.	7,317	146,486
		394,775
Transportation - 1.5%
CH Robinson Worldwide, Inc.	2,599	170,494
CSX Corp.	20,277	1,000,467
Expeditors International of Washington, Inc.	3,867	227,689
FedEx Corp.	5,454	1,134,596
Genesee & Wyoming, Inc. (a)	1,100	71,676
JB Hunt Trasport Services, Inc.	2,145	194,573
Kansas City Southern	2,175	224,438
Norfolk Southern Corp.	7,369	829,602
Old Dominion Freight Line, Inc.	1,679	161,033
Union Pacific Corp.	17,949	1,848,029
United Parcel Service, Inc. - Class B	16,521	1,822,101
XPO Logistics, Inc. (a)	2,225	133,745
		7,818,443
Water - 0.1%
American Water Works Co., Inc.	3,803	308,423
Aqua America, Inc.	3,833	127,946
		436,369
TOTAL COMMON STOCKS (Cost $423,795,326)		495,131,812

INVESTMENT COMPANIES- 0.0% (b)
Altaba, Inc. (a)	55	3,212
Ares Capital Corp.	10,504	172,161
TOTAL INVESTMENT COMPANIES (Cost $162,552)		175,373

REAL ESTATE INVESTMENT TRUSTS - 3.7%
AGNC Investment Corp.	7,147	151,373
Alexandria Real Estate Equities, Inc.	2,327	282,149
American Campus Communities, Inc.	3,307	158,538
American Homes 4 Rent - Class A	5,755	132,423
American Tower Corp.	9,446	1,287,773
Annaly Capital Management, Inc.	21,748	261,628
Apartment Investment & Management Co.	3,925	178,784
Apple Hospitality REIT, Inc.	5,686	104,964
AvalonBay Communities, Inc.	3,449	663,415
Boston Properties, Inc.	3,859	466,592
Brixmor Property Group, Inc.	7,365	144,280

Camden Property Trust	2,202	197,519
Crown Castle International Corp.	7,972	801,824
CubeSmart	4,476	110,378
DDR Corp.	8,081	82,345
Digital Realty Trust, Inc.	4,021	463,782
Douglas Emmett, Inc.	3,839	146,880
Duke Realty Corp.	8,693	248,533
Equinix, Inc.	1,989	896,502
Equity LifeStyle Properties, Inc.	2,157	188,306
Equity Residential	9,192	625,607
Essex Property Trust, Inc.	1,631	426,833
Extra Space Storage, Inc.	3,138	249,471
Federal Realty Investment Trust	1,800	238,734
Forest City Realty Trust, Inc. - Class A	6,095	148,596
Gaming and Leisure Properties, Inc.	4,392	166,633
GGP, Inc.	12,659	286,220
HCP, Inc.	11,738	371,508
Highwoods Properties, Inc.	2,498	128,697
Host Hotels & Resorts, Inc.	18,766	350,174
Invitation Homes, Inc.	1,972	42,043
Iron Mountain, Inc.	4,125	150,274
JBG SMITH Properties (a)	2,430	86,216
Kilroy Realty Corp.	2,317	160,823
Kimco Realty Corp.	10,551	212,919
Lamar Advertising Co. - Class A	1,432	101,056
Liberty Property Trust	3,700	155,474
Macerich Co.	2,858	164,021
Mid-America Apartment Communities, Inc.	2,868	296,924
National Retail Properties, Inc.	2,843	113,663
Omega Healthcare Investors, Inc.	3,481	109,965
Park Hotels & Resorts, Inc.	670	18,043
Prologis, Inc.	13,613	827,807
Public Storage	3,949	811,796
Realty Income Corp.	5,064	288,952
Regency Centers Corp.	3,802	251,768
SBA Communications Corp. (a)	2,924	402,196
Senior Housing Properties Trust	5,967	116,058
Simon Property Group, Inc.	7,986	1,265,781
SL Green Realty Corp.	2,543	262,616
Spirit Realty Capital, Inc.	10,311	81,766
Starwood Property Trust, Inc.	5,348	117,870
Sun Communities, Inc.	1,768	157,370
Taubman Centers, Inc.	1,440	81,893
UDR, Inc.	6,712	262,372
Ventas, Inc.	8,918	600,627
VEREIT, Inc.	17,779	147,743
Vornado Realty Trust	4,866	386,117
Weingarten Realty Investors	3,144	102,054
Welltower, Inc.	9,355	686,563
Weyerhaeuser Co.	17,626	582,011
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18,556,690)		19,005,242

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
STIT-Government & Agency Portfolio, Institutional Class, 0.920% (c)		1,054,635	1,054,635
TOTAL SHORT-TERM INVESTMENTS (Cost $1,054,635)			1,054,635

Total Investments (Cost $443,569,203) - 100.1%			515,367,062
Liabilities in Excess of Other Assets - (0.1)% (b)			(432,019)
TOTAL NET ASSETS - 100.0%			$514,935,043

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Rate disclosed is the seven day yield as of July 31, 2017.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments		$443,569,203
Gross unrealized appreciation		81,454,739
Gross unrealized depreciation		(9,656,880)
Net unrealized appreciation		$71,797,859

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot European Index ETF
Schedule of Investments
July 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.0%
Advertising - 0.4%
JCDecaux SA	691	$24,585
Publicis Groupe SA	1,973	149,270
		173,855
Aerospace/Defense - 2.4%
Airbus Group SE	5,246	438,440
Dassault Aviation SA	23	34,479
Leonardo SpA	3,562	62,112
MTU Aero Engines AG	476	69,844
Safran SA	2,857	270,332
Thales SA	1,031	114,226
Zodiac Aerospace	1,813	51,831
		1,041,264
Airlines - 0.2%
Deutsche Lufthansa AG	2,167	46,624
Ryanair Holdings PLC - ADR (a)	285	32,299
		78,923
Apparel - 3.0%
adidas AG - ADR	3,844	440,253
Christian Dior SE	501	142,755
Hermes International	226	114,506
LVMH Moet Hennessy Louis Vuitton SE	2,388	601,283
Moncler SpA	1,511	40,604
		1,339,401
Auto Manufacturers - 3.4%
Bayerische Motoren Werke AG	3,134	288,305
Daimler AG	9,803	688,046
Ferrari NV	1,305	137,647
Fiat Chrysler Automobiles NV (a)	10,109	122,063
Peugeot SA	3,870	83,311
Renault SA	1,623	146,326
Volkswagen AG - ADR	1,465	46,074
		1,511,772
Auto Parts & Equipment - 1.7%
Cie Generale des Etablissements Michelin	1,709	231,342
Continental AG	1,022	230,474
Faurecia	690	38,333
Hella KGaA Hueck & Co	416	22,013
Nokian Renkaat OYJ	1,261	51,471
Plastic Omnium SA	542	20,853
Valeo SA	2,225	154,191
		748,677
Banks - 13.9%
ABN AMRO Group NV (b)	2,701	76,451
Alpha Bank AE (a)	12,787	30,728

Banca Mediolanum SpA	2,401	21,005
Banco Bilbao Vizcaya Argentaria SA - ADR	63,661	578,042
Banco de Sabadell SA	49,167	110,180
Banco Santander SA - ADR	137,431	937,279
Bank of Ireland Group PLC (a)	8,571	71,532
Bankia SA	10,765	54,568
Bankinter SA	6,450	62,901
BNP Paribas SA - ADR	19,173	744,871
CaixaBank SA	33,951	177,484
Commerzbank AG (a)	10,260	134,575
Credit Agricole SA	10,739	188,785
Deutsche Bank AG	19,796	353,625
Erste Group Bank AG	2,684	111,571
Eurobank Ergasias SA (a)	16,554	18,127
FinecoBank Banca Fineco SpA	3,723	32,680
ING Groep NV - ADR	36,947	692,017
Intesa Sanpaolo SpA - ADR	19,223	400,223
Intesa Sanpaolo SpA - Savings Shares	8,717	27,862
KBC Groep NV	2,601	215,534
Mediobanca SpA	5,187	54,127
National Bank of Greece SA (a)	51,307	20,772
Natixis SA	8,734	63,514
Piraeus Bank SA (a)	2,653	14,575
Raiffeisen Bank International AG (a)	1,238	36,521
Societe Generale SA	7,041	413,421
UniCredit SpA (a)	20,101	395,957
Unione di Banche Italiane SpA	8,055	38,962
		6,077,889
Beverages - 3.6%
Anheuser-Busch InBev SA/NV - ADR	7,666	924,980
Davide Campari-Milano SpA	5,291	39,178
Heineken Holding NV	915	89,914
Heineken NV	2,044	213,343
Pernod Ricard SA	2,047	284,124
Remy Cointreau SA	224	25,793
		1,577,332
Building Materials - 1.2%
Buzzi Unicem SpA	686	17,379
Buzzi Unicem SpA - Savings Shares	383	5,472
Cie de Saint-Gobain	4,590	254,783
HeidelbergCement AG	1,408	139,710
Imerys SA	353	30,593
Kingspan Group PLC	1,683	56,024
Titan Cement Co SA	421	11,747
		515,708
Chemicals - 6.1%
Air Liquide SA	3,679	451,633
Akzo Nobel NV	2,375	214,856
Arkema SA	660	75,146
BASF SE	8,876	846,789
Brenntag AG	1,444	81,957
Covestro AG (b)	898	69,757

Evonik Industries AG	1,440	49,094
FUCHS PETROLUB SE	321	16,912
K+S AG	1,787	46,529
Koninklijke DSM NV	1,668	123,174
LANXESS AG	855	66,012
Linde AG	1,779	340,747
OCI NV (a)	771	16,534
Solvay SA - Class A	658	94,485
Symrise AG	1,135	79,582
Umicore SA	861	69,187
Wacker Chemie AG	143	17,758
		2,660,152
Commercial Services - 1.7%
Abertis Infraestructuras SA	5,923	117,024
Atlantia SpA	5,054	153,701
Bureau Veritas SA	2,408	54,859
Edenred	2,213	58,158
Groupe Eurotunnel SE	4,298	47,634
Randstad Holding NV	1,026	61,919
RELX NV	8,311	174,929
Wirecard AG	1,073	82,170
		750,394
Computers - 1.1%
Atos SE	855	130,010
Capgemini SE	1,534	167,067
Gemalto NV	761	38,791
Ingenico Group SA	515	54,028
Teleperformance	534	74,372
		464,268
Cosmetics/Personal Care - 3.3%
Beiersdorf AG	982	107,762
L’Oreal SA	2,309	478,616
Unilever NV	14,888	868,881
		1,455,259
Distribution/Wholesale - 0.1%
Rexel SA	2,805	44,446
Diversified Financial Services - 0.5%
Amundi SA (b)	473	36,564
Deutsche Boerse AG	1,767	184,933
		221,497
Electric - 4.3%
E.ON SE	19,493	192,983
EDP - Energias de Portugal SA	21,767	77,303
EDP Renovaveis SA	1,873	14,975
Electricite de France SA	3,766	38,216
Endesa SA	2,968	70,305
Enel SpA	73,214	418,098
Engie SA	14,713	236,961
Fortum OYJ	4,166	68,156
Iberdrola SA	53,841	424,742
Innogy SE (b)	1,195	50,198
Red Electrica Corp. SA	4,048	86,831

RWE AG (a)	4,522	95,366
Terna Rete Elettrica Nazionale SpA	13,341	76,217
Uniper SE	1,863	38,352
		1,888,703
Electrical Components & Equipment - 1.6%
Legrand SA	2,505	173,180
OSRAM Licht AG	775	64,689
Prysmian SpA	2,020	64,684
Schneider Electric SE	5,213	409,454
		712,007
Electronics - 0.8%
Koninklijke Philips NV	8,943	342,797
Energy-Alternate Sources - 0.1%
Siemens Gamesa Renewable Energy SA	2,093	34,316
Engineering & Construction - 2.3%
Acciona SA	240	20,527
ACS Actividades de Construccion y Servicios SA	1,817	69,745
Aena SA (b)	627	122,655
Aeroports de Paris	268	45,384
Boskalis Westminster	865	30,950
Bouygues SA	1,880	80,665
Eiffage SA	674	65,306
Ferrovial SA	4,737	102,312
Fraport AG Frankfurt Airport Services Worldwide	346	34,660
HOCHTIEF AG	185	33,069
Vinci SA	4,479	401,590
		1,006,863
Entertainment - 0.0% (c)
OPAP SA	1,964	22,599
Food - 2.7%
Carrefour SA	5,203	125,065
Casino Guichard Perrachon SA	533	32,520
Colruyt SA	626	35,111
Danone SA - ADR	27,189	405,388
Distribuidora Internacional de Alimentacion SA	5,743	38,772
Glanbia PLC	1,649	34,161
Jeronimo Martins SGPS SA	2,296	45,187
Kerry Group PLC	65	5,836
Kerry Group PLC - Class A	1,361	123,011
Kesko OYJ - Class B	630	31,868
Koninklijke Ahold Delhaize NV - ADR	12,200	249,368
METRO AG	1,543	17,355
Metro Wholesale & Food Specialist AG (a)	1,543	31,171
Parmalat SpA	2,867	10,392
Suedzucker AG	728	15,538
		1,200,743
Food Service - 0.2%
Sodexo SA	852	100,688
Forest Products & Paper - 0.5%
Stora Enso OYJ - Class R	5,373	71,874
UPM-Kymmene OYJ	5,151	140,309
		212,183

Gas - 0.6%
Enagas SA	2,122	60,000
Gas Natural SDG SA	2,874	67,330
Italgas SpA	4,583	25,228
Snam SpA	22,829	107,991
		260,549
Healthcare-Products - 0.7%
Essilor International SA	1,915	242,792
QIAGEN NV	2,131	70,950
Sartorius Stedim Biotech	224	15,969
		329,711
Healthcare-Services - 1.5%
BioMerieux	128	28,222
Eurofins Scientific SE	89	49,560
Fresenius Medical Care AG & Co KGaA - ADR	4,128	194,346
Fresenius SE & Co KGaA	3,891	329,017
Orpea	391	44,852
		645,997
Holding Companies-Divers - 0.3%
Ackermans & van Haaren NV	234	42,327
Bollore SA	9,240	42,878
Sofina SA	148	22,040
Wendel SA	279	42,012
		149,257
Home Furnishings - 0.1%
Rational AG	35	22,003
SEB SA	247	43,962
		65,965
Household Products/Wares - 0.4%
Henkel AG & Co. KGaA	1,131	142,456
Societe BIC SA	247	28,968
		171,424
Insurance - 6.5%
Aegon NV	16,864	94,607
Ageas	1,891	85,211
Allianz SE - ADR	43,512	928,981
Assicurazioni Generali SpA	11,913	216,192
AXA SA	18,465	545,596
CNP Assurances	1,540	37,190
Euler Hermes Group	148	17,695
Hannover Rueck SE	564	71,239
Mapfre SA	9,499	35,433
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	1,379	296,291
NN Group NV	3,187	129,368
Poste Italiane SpA (b)	4,272	31,456
Sampo OYJ - Class A	4,446	243,316
SCOR SE	1,470	61,976
Talanx AG	354	14,611
UnipolSai Assicurazioni SpA	9,719	22,516
Vienna Insurance Group AG Wiener Versicherung Gruppe	358	10,798
		2,842,476

Internet - 0.3%
Iliad SA	216	53,607
United Internet AG	1,104	67,293
		120,900
Investment Companies - 0.3%
Corp. Financiera Alba SA	158	9,903
EXOR NV	1,063	63,674
Groupe Bruxelles Lambert SA	722	74,077
		147,654
Iron/Steel - 0.8%
Acerinox SA	1,302	16,754
ArcelorMittal (a)	5,772	151,656
ThyssenKrupp AG	4,079	121,128
Voestalpine AG	1,063	53,934
		343,472
Lodging - 0.2%
Accor SA	1,634	75,941
Machinery-Diversified - 1.3%
Alstom SA	1,432	51,339
ANDRITZ AG	671	41,122
CNH Industrial NV	8,576	99,492
GEA Group AG	1,657	67,370
KION Group AG	619	53,734
Kone OYJ - Class B	3,581	186,566
MAN SE	329	36,462
Metso OYJ	1,249	39,744
Zardoya Otis SA	1,757	18,449
		594,278
Media - 1.7%
Altice NV - Class A (a)	3,715	91,716
Altice NV - Class B (a)	1,119	27,686
Axel Springer SE	421	26,783
GEDI Gruppo Editoriale SpA (a)	439	409
Lagardere SCA	1,072	35,216
Mediaset Espana Comunicacion SA	1,697	21,395
Mediaset SpA (a)	3,331	13,036
ProSiebenSat.1 Media SE	2,161	86,595
RTL Group SA	360	28,042
SFR Group SA (a)	661	24,648
Telenet Group Holding NV (a)	453	31,634
Vivendi SA	10,231	237,020
Wolters Kluwer NV	2,835	126,238
		750,418
Metal Fabricate/Hardware - 0.2%
Tenaris SA - ADR	2,316	73,047
Miscellaneous Manufactur - 2.5%
Siemens AG - ADR	14,504	983,661
Wartsila OYJ Abp	1,454	96,648
		1,080,309
Oil & Gas - 4.2%
Eni SpA - ADR	11,843	374,002
Galp Energia SGPS SA	4,882	78,252
Hellenic Petroleum SA	656	6,081

Motor Oil Hellas Corinth Refineries SA	514	11,591
Neste OYJ	1,196	51,861
OMV AG	1,344	76,083
Repsol SA	10,895	182,628
TOTAL SA - ADR	20,993	1,063,715
TOTAL SA	205	10,425
		1,854,638
Oil&Gas Services - 0.4%
Saipem SpA (a)	8,998	36,855
TechnipFMC PLC (a)	4,345	124,141
		160,996
Packaging & Containers - 0.1%
Huhtamaki OYJ	974	37,750
Pharmaceuticals - 5.6%
Bayer AG - ADR	7,897	999,326
Grifols SA	3,104	87,288
Ipsen SA	325	41,647
Merck KGaA	1,248	137,174
Orion OYJ - Class B	951	48,105
Recordati SpA	955	40,812
Sanofi - ADR	21,288	1,008,200
UCB SA	1,125	81,984
		2,444,536
Pipelines - 0.1%
Koninklijke Vopak NV	623	29,696
Private Equity - 0.1%
Eurazeo SA	408	33,302
Real Estate - 0.8%
Deutsche Wohnen AG - Class BR	3,309	131,167
LEG Immobilien AG	591	56,872
Vonovia SE	4,396	178,262
		366,301
Retail - 2.1%
FF Group (a)	322	7,719
Fielmann AG	236	18,964
GrandVision NV (b)	476	13,456
HUGO BOSS AG	599	45,190
Industria de Diseno Textil SA	10,177	404,675
JUMBO SA	899	15,059
Kering	718	251,165
Luxottica Group SpA	1,502	86,894
Salvatore Ferragamo SpA	591	17,148
Zalando SE (a) (b)	985	44,094
		904,364
Semiconductors - 1.8%
ASML Holding NV	3,081	467,398
Infineon Technologies AG	10,982	239,013
STMicroelectronics NV	5,924	101,195
		807,606
Software - 2.9%
Amadeus IT Holding SA	3,921	241,645
Dassault Systemes SE	1,250	122,656

SAP SE - ADR	8,556	905,653
		1,269,954
Telecommunications - 5.1%
Deutsche Telekom AG	30,662	560,616
Elisa OYJ	1,488	61,247
Eutelsat Communications SA	1,645	44,575
Hellenic Telecommunications Organization SA	2,273	29,006
Koninklijke KPN NV	29,038	105,325
Nokia OYJ - ADR	49,483	316,196
Nokia OYJ	507	3,229
Orange SA - ADR	18,336	308,962
Proximus SADP	1,312	46,121
SES SA	3,342	78,630
Telecom Italia SpA (a)	106,039	109,273
Telecom Italia SpA - Savings Shares	56,337	46,251
Telefonica Deutschland Holding AG	6,395	33,060
Telefonica SA - ADR	41,158	464,262
Telekom Austria AG	1,320	11,927
		2,218,680
Transportation - 0.9%
bpost SA	936	25,645
Deutsche Post AG	9,295	360,911
		386,556
Water - 0.4%
Suez	3,190	57,702
Veolia Environnement SA	4,608	103,944
		161,646
TOTAL COMMON STOCKS (Cost $37,731,270)		42,509,159

PREFERRED STOCKS - 1.8%
Auto Manufacturers - 0.9%
Bayerische Motoren Werke AG	508	40,502
Porsche Automobil Holding SE	1,429	81,851
Volkswagen AG	1,771	272,755
		395,108
Chemicals - 0.1%
FUCHS PETROLUB SE	652	38,746
Electric - 0.0% (c)
RWE AG	303	4,749
Electronics - 0.1%
Sartorius AG	325	30,759
Household Products/Wares - 0.6%
Henkel AG & Co. KGaA	1,703	241,417
Pharmaceuticals - 0.1%
Grifols SA - Class B	2,405	50,948
TOTAL PREFERRED STOCKS (Cost $697,177)		761,727

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Fonciere Des Regions	376	36,334
Gecina SA	375	56,645
ICADE	329	28,264

Klepierre		1,919	78,090
Merlin Properties Socimi SA		3,064	41,277
Unibail-Rodamco SE		965	241,438
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $491,977)			482,048

SHORT-TERM INVESTMENTS - 0.0% (c)
Money Market Funds - 0.0% (c)
STIT-Government & Agency Portfolio, Institutional Class, 0.920% (d)		18,658	18,658
TOTAL SHORT-TERM INVESTMENTS (Cost $18,658)			18,658

Total Investments (Cost $38,939,082) - 99.9%			43,771,592
Other Assets in Excess of Liabilities - 0.1%			35,305
TOTAL NET ASSETS - 100.0%			$43,806,897

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $444,631 or 1.01% of net assets.

(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of July 31, 2017.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments		$38,939,082
Gross unrealized appreciation		5,361,444
Gross unrealized depreciation		(528,934)
Net unrealized appreciation		$4,832,510

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Global Cash Cows Dividend ETF
Schedule of Investments
July 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 95.0%
Australia - 4.4%
Amcor Ltd.	31,542	$387,083
BHP Billiton Ltd. - ADR	50,646	2,109,912
Caltex Australia Ltd.	6,339	157,917
Coca-Cola Amatil Ltd.	30,159	198,808
Fortescue Metals Group Ltd.	169,098	776,498
GPT Group	63,830	244,597
Mirvac Group	132,399	229,845
		4,104,660
Canada - 1.7%
BCE, Inc.	33,551	1,574,549
Cayman Islands - 1.0%
Chow Tai Fook Jewellery Group Ltd.	514,267	533,966
WH Group Ltd. (b)	417,807	392,089
		926,055
Finland - 1.3%
Kone OYJ - Class B	14,128	736,053
UPM-Kymmene OYJ	15,801	430,406
		1,166,459
France - 6.5%
Engie SA	120,337	1,938,093
Orange SA - ADR	80,678	1,359,424
Sanofi - ADR	36,256	1,717,084
Schneider Electric SE	12,883	1,011,894
		6,026,495
Germany - 2.5%
BASF SE	19,043	1,816,743
Evonik Industries AG	13,579	462,953
		2,279,696
Hong Kong - 4.1%
CK Infrastructure Holdings Ltd	67,527	629,813
CLP Holdings Ltd.	67,734	721,931
Li & Fung Ltd.	485,713	177,849
NWS Holdings Ltd.	140,782	269,639
Power Assets Holdings Ltd.	187,305	1,856,072
Sun Art Retail Group Ltd.	239,038	194,944
		3,850,248
Israel - 1.8%
Bezeq The Israeli Telecommunication Corp. Ltd.	151,900	225,424
Israel Chemicals Ltd.	39,793	190,068
Teva Pharmaceutical Industries Ltd. - ADR	37,818	1,216,605
		1,632,097
Italy - 0.3%
PRADA SpA	68,004	241,168

Japan - 10.2%
Bridgestone Corp.	18,308	773,372
Canon, Inc. - ADR	33,945	1,185,699
Daiichi Sankyo Co Ltd.	16,575	362,035
Fuji Heavy Industries Ltd.	23,131	837,999
ITOCHU Corp.	41,917	657,965
Japan Airlines Co Ltd.	10,685	345,812
Japan Tobacco, Inc.	45,740	1,590,704
JXTG Holdings, Inc.	65,602	291,697
Lawson, Inc.	2,724	185,562
Marubeni Corp.	40,648	269,635
NSK Ltd.	12,306	159,399
NTT DOCOMO, Inc. - ADR	74,328	1,727,383
Oracle Corp Japan	8,341	560,631
Sumitomo Corp.	35,013	473,689
		9,421,582
Jersey - 0.8%
WPP PLC - ADR	6,952	708,826
Netherlands - 0.6%
Koninklijke Ahold Delhaize NV - ADR	28,971	592,167
New Zealand - 0.3%
Meridian Energy Ltd.	110,706	239,443
Norway - 1.5%
Telenor ASA	68,895	1,378,277
Republic of Korea - 1.3%
POSCO - ADR	8,655	650,164
SK Telecom Co Ltd - ADR	19,867	541,574
		1,191,738
Singapore - 1.2%
Hutchison Port Holdings Trust - Class U	676,659	321,413
Keppel Corp. Ltd.	45,193	213,767
Singapore Press Holdings Ltd.	68,481	147,054
Singapore Technologies Engineering Ltd	102,092	284,018
StarHub Ltd.	96,989	195,388
		1,161,640
South Korea - 0.8%
KT&G Corp.	3,112	317,026
SK Innovation Co. Ltd.	2,815	443,991
		761,017
Spain - 2.5%
Endesa SA	50,720	1,201,443
Repsol SA	65,758	1,102,272
		2,303,715
Sweden - 1.1%
Telia Co. AB	218,589	1,027,453
Switzerland - 6.6%
ABB Ltd - ADR	51,338	1,206,443
Novartis AG - ADR	22,190	1,890,588
Roche Holding AG - ADR	52,881	1,676,486
SGS SA	180	397,994
Swisscom AG	1,943	949,849
		6,121,360

United Kingdom - 8.4%
BT Group PLC - ADR	80,693	1,685,677
Centrica PLC	289,634	758,554
GlaxoSmithKline PLC - ADR	40,717	1,649,853
Imperial Brands PLC	37,295	1,535,260
Rio Tinto PLC - ADR	44,985	2,131,389
		7,760,733
United States - 36.1%
AbbVie, Inc.	27,022	1,889,108
AT&T, Inc.	46,752	1,823,328
Caterpillar, Inc.	13,719	1,563,280
Cisco Systems, Inc.	56,825	1,787,146
Eaton Corp. PLC	10,629	831,719
Emerson Electric Co.	16,617	990,539
Ford Motor Co.	160,108	1,796,412
General Mills, Inc.	15,237	848,091
Gilead Sciences, Inc.	27,787	2,114,313
Intel Corp.	50,033	1,774,671
International Business Machines Corp.	11,950	1,728,807
Kellogg Co.	7,915	538,220
Kimberly-Clark Corp.	8,125	1,000,675
L Brands, Inc.	10,483	486,306
Las Vegas Sands Corp.	29,052	1,789,894
LyondellBasell Industries NV - Class A	13,707	1,234,864
Merck & Co., Inc.	27,756	1,773,053
Paychex, Inc.	8,740	505,609
Pfizer, Inc.	55,847	1,851,887
Procter & Gamble Co.	20,514	1,863,081
QUALCOMM, Inc.	31,020	1,649,954
Target Corp.	19,104	1,082,624
Valero Energy Corp.	14,422	994,685
VF Corp.	9,480	589,561
Williams Cos., Inc.	30,704	975,773
		33,483,600
TOTAL COMMON STOCKS (Cost $84,592,518)		87,952,978

REAL ESTATE INVESTMENT TRUSTS - 4.7%
Australia - 1.0%
Dexus	31,408	235,686
Goodman Group	41,545	264,559
Vicinity Centres	199,412	438,706
		938,951
Singapore - 0.3%
CapitaLand Mall Trust	162,720	241,351
United States - 3.4%
JBG SMITH Properties (a)	2,122	75,288
Public Storage	4,940	1,015,516
Simon Property Group, Inc.	10,896	1,727,016
Vornado Realty Trust	4,245	336,840
		3,154,660
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,329,188)		4,334,962

SHORT-TERM INVESTMENTS - 0.0% (c)
Money Market Funds - 0.0%(c)
STIT-Government & Agency Portfolio, Institutional Class, 0.920% (d)		34,937	34,937
TOTAL MONEY MARKET FUNDS (Cost $34,937)			34,937

Total Investments (Cost $88,956,643) - 99.7%			92,322,877
Other Assets in Excess of Liabilities - 0.3%			314,397
TOTAL NET ASSETS - 100.0%			$92,637,274

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $392,089 or 0.42% of net assets.

(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of July 31, 2017.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments		$88,956,643
Gross unrealized appreciation		5,389,608
Gross unrealized depreciation		(2,023,374)
Net unrealized appreciation		$3,366,234

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer US Cash Cows 100 ETF
Schedule of Investments
July 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.4%
Advertising - 1.8%
Omnicom Group, Inc.	2,742	$215,905
Aerospace/Defense - 3.0%
Boeing Co.	1,247	302,348
Spirit AeroSystems Holdings, Inc. - Class A	978	59,100
		361,448
Agriculture - 0.9%
Bunge Ltd.	1,443	113,117
Airlines - 2.2%
Copa Holdings SA	399	50,058
Southwest Airlines Co.	3,929	218,099
		268,157
Apparel - 2.5%
Hanesbrands, Inc.	4,226	96,860
Michael Kors Holdings Ltd (a)	3,151	114,822
Ralph Lauren Corp.	1,097	82,988
		294,670
Auto Manufacturers - 2.0%
Ford Motor Co.	20,902	234,520
Auto Parts & Equipment - 1.4%
Allison Transmission Holdings, Inc.	1,487	56,209
Lear Corp.	780	115,588
		171,797
Biotechnology - 5.2%
Amgen, Inc.	1,490	260,020
Gilead Sciences, Inc.	3,626	275,902
United Therapeutics Corp. (a)	632	81,149
		617,071
Building Materials - 0.1%
Cree, Inc. (a)	650	16,842
Chemicals - 3.0%
Huntsman Corp.	3,217	85,636
LyondellBasell Industries NV - Class A	2,963	266,937
		352,573
Commercial Services - 2.3%
CoreLogic, Inc. (a)	910	41,450
Graham Holdings Co. - Class B	43	25,473
Live Nation Entertainment, Inc. (a)	2,022	75,360
LSC Communications, Inc.	1,147	24,523
ManpowerGroup, Inc.	625	66,969
Robert Half International, Inc.	990	44,798
		278,573
Computers - 9.4%
Apple, Inc.	1,526	226,962
HP, Inc.	12,501	238,769

International Business Machines Corp.	1,560	225,685
NCR Corp. (a)	1,863	70,515
NetApp, Inc.	2,279	98,954
Teradata Corp. (a)	1,375	43,753
Western Digital Corp.	2,593	220,716
		1,125,354
Diversified Financial Services - 2.0%
Alliance Data Systems Corp.	997	240,706
Electronics - 0.8%
Garmin Ltd.	1,258	63,139
Gentex Corp.	1,906	32,440
		95,579
Engineering & Construction - 1.0%
Fluor Corp.	1,508	65,492
Jacobs Engineering Group, Inc.	1,116	58,836
		124,328
Food - 1.9%
Tyson Foods, Inc. - Class A	3,529	223,597
Hand/Machine Tools - 0.4%
Regal Beloit Corp.	503	41,925
Healthcare-Services - 1.4%
DaVita, Inc. (a)	2,636	170,760
Housewares - 2.5%
Newell Brands, Inc.	4,447	234,446
Scotts Miracle-Gro Co. - Class A	641	61,529
		295,975
Internet - 0.6%
F5 Networks, Inc. (a)	594	71,726
Leisure Time - 0.9%
Harley-Davidson, Inc.	2,235	108,777
Machinery-Construction & Mining - 0.8%
Oshkosh Corp.	895	61,630
Terex Corp.	808	31,811
		93,441
Media - 3.8%
AMC Networks, Inc. - Class A (a)	855	54,677
Discovery Communications, Inc. - Class A (a)	6,581	161,893
John Wiley & Sons, Inc. - Class A	708	39,117
Scripps Networks Interactive, Inc. - Class A	1,420	124,122
TEGNA, Inc.	4,631	68,678
		448,487
Metal Fabricate/Hardware - 0.3%
The Timken Co.	658	29,939
Mining - 1.7%
Newmont Mining Corp.	5,452	202,651
Office/Business Equipment - 1.6%
Pitney Bowes, Inc.	3,205	50,447
Xerox Corp.	4,546	139,426
		189,873
Oil & Gas - 2.2%
Valero Energy Corp.	3,818	263,327

Oil & Gas Services - 1.7%
Baker Hughes a GE Co.	4,271	157,557
Dril-Quip, Inc. (a)	411	18,331
Oceaneering International, Inc.	1,106	28,369
		204,257
Pharmaceuticals - 4.0%
Express Scripts Holding Co. (a)	3,908	244,797
McKesson Corp.	1,432	231,798
		476,595
Retail - 19.7%
Bed Bath & Beyond, Inc.	2,208	66,019
Best Buy Co., Inc.	3,763	219,533
Brinker International, Inc.	614	21,779
CVS Health Corp.	3,001	239,870
Dick’s Sporting Goods, Inc.	932	34,801
Dillard’s, Inc. - Class A	910	67,176
Foot Locker, Inc.	1,076	50,776
GameStop Corp. - Class A	1,968	42,686
Gap, Inc.	5,992	142,789
Kohl’s Corp.	3,619	149,646
Macy’s, Inc.	5,540	131,575
Michaels Cos., Inc. (a)	2,602	52,404
Nordstrom, Inc.	2,136	103,746
Nu Skin Enterprises, Inc. - Class A	489	30,983
PVH Corp.	759	90,541
Signet Jewelers Ltd.	857	52,414
Staples, Inc.	8,304	84,286
Target Corp.	4,274	242,208
Urban Outfitters, Inc. (a)	1,621	31,755
Walgreens Boots Alliance, Inc.	2,856	230,394
Wal-Mart Stores, Inc.	2,980	238,370
Williams-Sonoma, Inc.	767	35,612
		2,359,363
Semiconductors - 5.2%
Intel Corp.	6,534	231,761
Lam Research Corp.	1,119	178,436
QUALCOMM, Inc.	4,051	215,472
		625,669
Software - 6.3%
CA, Inc.	3,486	108,205
Citrix Systems, Inc. (a)	1,232	97,303
Donnelley Financial Solutions, Inc. (a)	434	10,069
Nuance Communications, Inc. (a)	2,775	48,008
Oracle Corp.	5,194	259,336
VMware, Inc. - Class A (a)	2,488	230,663
		753,584
Telecommunications - 3.8%
ARRIS International PLC (a)	2,934	82,035
Cisco Systems, Inc.	7,419	233,327
Juniper Networks, Inc.	4,827	134,915
		450,277
TOTAL COMMON STOCKS (Cost $11,333,602)		11,520,863

REAL ESTATE INVESTMENT TRUSTS - 3.5%
Annaly Capital Management, Inc.	19,719	237,220
Care Capital Properties, Inc.	1,043	25,261
Quality Care Properties, Inc. (a)	3,156	53,084
Tanger Factory Outlet Centers, Inc.	1,234	32,614
Taubman Centers, Inc.	1,196	68,017
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $417,036)		416,196

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
STIT-Government & Agency Portfolio, Institutional Class, 0.920% (d)	15,245	15,245
TOTAL SHORT-TERM INVESTMENTS (Cost $15,245)		15,245

Total Investments (Cost $11,765,883) - 100.0%		11,952,304
Other Assets in Excess of Liabilities - 0.0% (c)		2,520
TOTAL NET ASSETS - 100.0%		$11,954,824

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b) Rate disclosed is the seven day yield as of July 31, 2017.
(c)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments	$11,765,883
Gross unrealized appreciation	579,192
Gross unrealized depreciation	(392,771)
Net unrealized appreciation	$186,421

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
July 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 95.8%
Aerospace/Defense - 2.3%
Aerojet Rocketdyne Holdings, Inc. (a)	1,710	$40,100
National Presto Industries, Inc.	162	18,322
		58,422
Agriculture - 1.9%
Universal Corp. VA	756	48,346
Apparel - 3.3%
Oxford Industries, Inc.	348	21,969
Perry Ellis International, Inc. (a)	436	8,563
Wolverine World Wide, Inc.	1,882	53,073
		83,605
Auto Manufacturers - 1.7%
Wabash National Corp.	2,170	41,404
Auto Parts & Equipment - 3.5%
American Axle & Manufacturing Holdings, Inc. (a)	3,108	45,812
Cooper-Standard Holdings, Inc. (a)	407	41,620
		87,432
Biotechnology - 3.6%
AMAG Pharmaceuticals, Inc. (a)	2,896	56,907
Myriad Genetics, Inc. (a)	1,390	33,735
		90,642
Building Materials - 0.9%
Gibraltar Industries, Inc. (a)	728	21,731
Chemicals - 2.6%
American Vanguard Corp.	572	10,124
Innophos Holdings, Inc.	526	21,971
Rayonier Advanced Materials, Inc.	2,168	32,325
		64,420
Coal - 1.5%
SunCoke Energy, Inc. (a)	4,234	37,894
Commercial Services - 6.8%
American Public Education, Inc. (a)	336	7,157
Capella Education Co.	162	11,130
Forrester Research, Inc.	234	9,547
Heidrick & Struggles International, Inc.	288	5,213
LSC Communications, Inc.	2,382	50,927
Navigant Consulting, Inc. (a)	956	16,185
Rent-A-Center, Inc. TX	2,410	31,860
Resources Connection, Inc.	638	8,517
TrueBlue, Inc. (a)	1,142	29,178
		169,714
Distribution/Wholesale - 4.9%
Essendant, Inc.	2,330	29,078
Fossil Group, Inc. (a)	4,202	47,273
ScanSource, Inc. (a)	636	25,186

Veritiv Corp. (a)	576	21,398
		122,935
Electrical Components & Equip - 0.6%
Powell Industries, Inc.	492	15,670
Electronics - 8.1%
Benchmark Electronics, Inc. (a)	1,500	50,475
Methode Electronics, Inc.	700	27,825
Plexus Corp. (a)	546	29,271
Sanmina Corp. (a)	1,320	47,322
TTM Technologies, Inc. (a)	2,812	48,873
		203,766
Energy-Alternate Sources - 1.7%
FutureFuel Corp.	1,634	23,791
REX American Resources Corp. (a)	178	17,796
		41,587
Engineering & Construction - 0.2%
Orion Group Holdings, Inc. (a)	816	5,728
Food - 2.2%
John B Sanfilippo & Son, Inc.	212	13,636
SUPERVALU, Inc. (a)	11,574	41,435
		55,071
Healthcare-Products - 0.5%
AngioDynamics, Inc. (a)	824	13,390
Healthcare-Services - 1.7%
Community Health Systems, Inc. (a)	5,990	42,828
Home Builders - 1.9%
MDC Holdings, Inc.	1,376	47,183
Home Furnishings - 2.3%
Daktronics, Inc.	1,210	11,834
Ethan Allen Interiors, Inc.	440	14,102
Select Comfort Corp. (a)	932	31,511
		57,447
Internet - 4.3%
DHI Group, Inc. (a)	3,166	6,965
FTD Cos, Inc. (a)	892	17,528
New Media Investment Group, Inc.	1,894	26,403
Perficient, Inc. (a)	1,004	18,875
Shutterfly, Inc. (a)	656	32,170
XO Group, Inc. (a)	332	6,069
		108,010
Leisure Time - 0.4%
Nautilus, Inc. (a)	582	10,243
Machinery-Diversified - 1.1%
Chart Industries, Inc. (a)	802	27,268
Media - 5.6%
Gannett Co., Inc.	3,566	31,987
Scholastic Corp.	622	25,769
The EW Scripps Co. (a)	1,834	36,038
Time, Inc.	3,260	45,803
		139,597
Miscellaneous Manufacturing - 0.5%
Myers Industries, Inc.	712	12,104

Pharmaceuticals - 1.0%
Depomed, Inc. (a)	2,460	25,363
Real Estate - 0.7%
RE/MAX Holdings, Inc.	292	16,980
Retail - 20.0%
Ascena Retail Group, Inc. (a)	22,980	53,773
Barnes & Noble Education, Inc. (a)	1,412	10,209
Big 5 Sporting Goods Corp.	884	9,503
Caleres, Inc.	1,220	33,282
DSW, Inc.	1,922	34,673
Express, Inc. (a)	3,972	24,070
Francesca’s Holdings Corp. (a)	1,304	12,688
Haverty Furniture Cos, Inc.	448	9,968
Hibbett Sports, Inc. (a)	648	10,109
Kirkland’s, Inc. (a)	580	5,423
La-Z-Boy, Inc.	1,068	36,098
Movado Group, Inc.	636	15,646
Regis Corp. (a)	698	7,350
RH (a)	942	61,352
Shoe Carnival, Inc.	310	5,661
Tailored Brands, Inc.	3,300	41,382
The Buckle, Inc.	1,976	33,789
The Cato Corp.	380	6,464
The Children’s Place, Inc.	388	40,992
The Finish Line, Inc.	1,572	21,631
Vera Bradley, Inc. (a)	1,166	11,753
Vitamin Shoppe, Inc. (a)	714	7,854
Zumiez, Inc. (a)	520	6,604
		500,274
Semiconductors - 3.1%
DSP Group, Inc. (a)	306	3,856
Kulicke & Soffa Industries, Inc. (a)	1,086	23,392
Nanometrics, Inc. (a)	408	10,873
Rambus, Inc. (a)	1,798	23,176
Rudolph Technologies, Inc. (a)	622	15,395
		76,692
Software - 4.5%
Digi International, Inc. (a)	316	3,302
ManTech International Corp. VA	596	23,673
Progress Software Corp.	998	31,946
Quality Systems, Inc. (a)	1,414	24,179
Synchronoss Technologies, Inc. (a)	1,778	30,013
		113,113
Telecommunications - 0.6%
Black Box Corp.	1,056	8,342
Spok Holdings, Inc.	344	5,642
		13,984
Transportation - 0.5%
Roadrunner Transportation Systems, Inc. (a)	1,660	11,587
Trucking & Leasing - 1.3%
The Greenbrier Cos., Inc.	750	33,750
TOTAL COMMON STOCKS (Cost $2,375,895)		2,398,180

REAL ESTATE INVESTMENT TRUSTS - 4.1%
CBL & Associates Properties, Inc.	6,242	54,867
Sabra Health Care REIT, Inc.	2,108	48,906
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $102,641)		103,773

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
STIT-Government & Agency Portfolio, Institutional Class, 0.920% (b)	2,932	2,932
TOTAL SHORT-TERM INVESTMENTS (Cost $2,932)		2,932

Total Investments (Cost $2,481,468) - 100.0%		2,504,885
Liabilities in Excess of Other Assets - 0.0% (c)		(1,112)
TOTAL NET ASSETS - 100.0%		$2,503,773

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b) Rate disclosed is the seven day yield as of July 31, 2017.
(c)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments	$2,481,468
Gross unrealized appreciation	106,654
Gross unrealized depreciation	(83,237)
Net unrealized appreciation	$23,417

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Developed Markets Intl Cash Cows 100 ETF
Schedule of Investments
July 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.9%
Australia - 7.3%
BHP Billiton Ltd. - ADR	1,442	$60,074
BlueScope Steel Ltd	1,370	14,445
Caltex Australia Ltd.	320	7,972
Fortescue Metals Group Ltd.	13,174	60,495
Newcrest Mining Ltd	980	15,837
Qantas Airways Ltd	3,834	16,317
South32 Ltd	8,580	19,974
		195,114
Austria - 1.2%
OMV AG	560	31,701
Britain - 2.1%
Fiat Chrysler Automobiles NV (a)	4,636	55,978
Canada - 3.2%
Barrick Gold Corp.	1,662	28,104
Magna International, Inc.	688	32,811
Teck Resources Ltd	1,166	25,291
		86,206
Cayman Islands - 0.9%
WH Group Ltd. (b)	25,530	23,958
Denmark - 4.0%
Novo Nordisk A/S - ADR	1,162	49,269
Pandora A/S	144	16,572
Vestas Wind Systems A/S	410	40,072
		105,913
Finland - 1.0%
UPM-Kymmene OYJ	962	26,204
France - 4.5%
Capgemini SE	196	21,346
Peugeot SA	2,532	54,507
Veolia Environnement SA	1,930	43,536
		119,389
Germany - 3.9%
Covestro AG (b)	374	29,052
Deutsche Lufthansa AG	1,264	27,196
ProSiebenSat.1 Media SE	614	24,604
RWE AG (a)	1,104	23,283
		104,135
Hong Kong - 1.0%
Galaxy Entertainment Group Ltd	4,276	26,469
Italy - 0.5%
GEDI Gruppo Editoriale SpA (a)	224	209
Saipem SpA (a)	3,352	13,729
		13,938
Japan - 43.0%
Asahi Glass Co Ltd	358	15,100
Asahi Kasei Corp.	2,038	23,376
Astellas Pharma, Inc. - ADR (a)	3,336	42,300
Bridgestone Corp.	936	39,539
Canon, Inc. - ADR	1,426	49,810
Central Japan Railway Co.	304	48,945
Daiichi Sankyo Co Ltd.	788	17,212
Fuji Heavy Industries Ltd.	1,084	39,272
FUJIFILM Holdings Corp.	772	28,381
Haseko Corp.	804	10,079
Hitachi Construction Machinery Co Ltd	448	12,861
ITOCHU Corp.	3,488	54,751
Japan Airlines Co Ltd.	514	16,635
KDDI Corp.	1,826	48,364
Koito Manufacturing Co Ltd	178	10,430
Kuraray Co Ltd	388	7,567
LIXIL Group Corp.	678	17,460
Mazda Motor Corp.	1,020	15,400
MINEBEA MITSUMI, Inc.	484	8,003
Mitsubishi Corp.	2,446	53,171
Mitsubishi Electric Corp.	2,244	34,817
Mitsubishi Motors Corp.	2,804	20,297

Mitsui Chemicals, Inc.	2,968	16,961
NEC Corp.	5,036	13,704
Nexon Co Ltd	480	9,992
NH Foods Ltd	264	7,819
Nikon Corp.	896	15,808
Nippon Steel & Sumitomo Metal Corp.	1,738	42,754
Nippon Telegraph & Telephone Corp. - ADR	1,068	52,225
NTT DOCOMO, Inc. - ADR	2,070	48,107
Omron Corp.	210	10,496
Osaka Gas Co Ltd	6,024	24,124
SCREEN Holdings Co Ltd	90	6,041
Sony Corp. - ADR	1,354	55,609
Sumitomo Chemical Co Ltd	4,666	27,426
Sumitomo Corp.	3,858	52,195
Sumitomo Metal Mining Co. Ltd.	922	13,954
Suzuki Motor Corp.	644	30,551
Taisei Corp.	1,454	13,927
Teijin Ltd	358	7,203
Tokyo Electric Power Co Holdings, Inc.	12,114	51,425
Tosoh Corp.	1,196	14,266
Yamaha Motor Co Ltd	564	14,222
		1,142,579
Jersey - 1.2%
WPP PLC - ADR	316	32,219
Netherlands - 0.2%
Gemalto NV	104	5,301
Norway - 1.9%
Marine Harvest ASA	600	11,179
Telenor ASA	1,948	38,971
		50,150

Republic of Korea - 5.4%
Hanwha Chemical Corp.		386	11,624
Hyundai Mobis Co Ltd		112	24,621
Kia Motors Corp.		720	23,548
LG Uplus Corp.		752	11,189
Lotte Chemical Corp.		62	20,444
Samsung Electronics Co Ltd		24	51,687
			143,113
South Korea - 1.6%
KT&G Corp.		138	14,058
SK Innovation Co. Ltd.		172	27,129
			41,187
Spain - 0.9%
ACS Actividades de Construccion y Servicios SA		402	15,431
Distribuidora Internacional de Alimentacion SA		1,332	8,992
			24,423
Sweden - 0.5%
Electrolux AB		404	13,821
Switzerland - 1.8%
ABB Ltd - ADR		1,980	46,530
United Kingdom - 13.8%
Anglo American PLC		3,268	54,005
Barratt Developments PLC		1,228	9,972
Berkeley Group Holdings PLC		152	7,011
BT Group PLC - ADR		2,574	53,771
Capita PLC		1,298	11,277
Centrica PLC		14,852	38,898
Imperial Brands PLC		1,088	44,788
ITV PLC		5,910	13,490
Kingfisher PLC		2,070	8,041
Marks & Spencer Group PLC		2,484	10,560
Next PLC		216	11,257
Persimmon PLC		534	17,642
Rio Tinto PLC - ADR		1,252	59,320
Taylor Wimpey PLC		5,414	13,601
Wm Morrison Supermarkets PLC		4,296	13,626
			367,259
TOTAL COMMON STOCKS (Cost $2,509,908)			2,655,587

SHORT-TERM INVESTMENTS - 0.0% (c)
Money Market Funds - 0.0% (c)
STIT-Government & Agency Portfolio, Institutional Class, 0.920% (d)		454	454
TOTAL SHORT-TERM INVESTMENTS (Cost $454)			454

Total Investments (Cost $2,510,362) - 99.9%			2,656,041
Other Assets in Excess of Liabilities - 0.1%			2,299
TOTAL NET ASSETS - 100.0%			$2,658,340

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $53,010 or 1.99% of net assets.

(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of July 31, 2017.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments		$2,510,362
Gross unrealized appreciation		193,018
Gross unrealized depreciation		(47,339)
Net unrealized appreciation		$145,679

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For Fund compliance purposes, the Fu nd’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”).  The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on NASDAQ Global Market (“NASDAQ”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on NASDAQ, the NASDAQ Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2017:
Pacer Trendpilot 750 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 495,131,812	$ -	$ -	$ 495,131,812
Investment Companies	175,373	-	-	175,373
Real Estate Investment Trusts	19,005,242	-	-	19,005,242
Short-Term Investments	1,054,635	-	-	1,054,635
Total Investments in Securities	$ 515,367,062	$ -	$ -	$ 515,367,062
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot 450 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 276,141,150	$ -	$ -	$ 276,141,150
Investment Companies	1,644,138	-	-	1,644,138
Real Estate Investment Trusts	40,271,469	-	-	40,271,469
Short-Term Investments	197,664	-	-	197,664
Total Investments in Securities	$ 318,254,421	$ -	$ -	$ 318,254,421
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 91,525,668	$ -	$ -	$ 91,525,668
Short-Term Investments	83,912	-	-	83,912
Total Investments in Securities	$ 91,609,580	$ -	$ -	$ 91,609,580
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot European Index ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 42,509,159	$ -	$ -	$ 42,509,159
Preferred Stocks	761,727	-	-	761,727
Real Estate Investment Trusts	482,048	-	-	482,048
Short-Term Investments	18,658	-	-	18,658
Total Investments in Securities	$ 43,771,592	$ -	$ -	$ 43,771,592
^ See Schedule of Investments for sector breakouts.
Pacer Global Cash Cows Dividend ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 87,952,978	$ -	$ -	$ 87,952,978
Real Estate Investment Trusts	4,334,962	-	-	4,334,962
Short-Term Investments	34,937	-	-	34,937
Total Investments in Securities	$ 92,322,877	$ -	$ -	$ 92,322,877
^ See Schedule of Investments for sector breakouts.
Pacer US Cash Cows 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,520,863	$ -	$ -	$ 11,520,863
Real Estate Investment Trusts	416,196	-	-	416,196
Short-Term Investments	15,245	-	-	15,245
Total Investments in Securities	$ 11,952,304	$ -	$ -	$ 11,952,304
^ See Schedule of Investments for sector breakouts.

Pacer Small Cap US Cash Cows 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,398,180	$ -	$ -	$ 2,398,180
Real Estate Investment Trusts	103,773	-	-	103,773
Short-Term Investments	2,932	-	-	2,932
Total Investments in Securities	$ 2,504,885	$ -	$ -	$ 2,504,885
^ See Schedule of Investments for sector breakouts.
Pacer Developed Markets International Cash Cows 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,655,587	$ -	$ -	$ 2,655,587
Short-Term Investments	454	-	-	454
Total Investments in Securities	$ 2,656,041	$ -	$ -	$ 2,656,041
^ See Schedule of Investments for sector breakouts.

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2017, the Funds recognized no transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Pacer Funds Trust

By (Signature and Title)         /s/ Joe Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date             9/25/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Joe Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date             9/25/17

By (Signature and Title)*       /s/ Sean O’Hara
Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date             9/25/17

* Print the name and title of each signing officer under his or her signature.